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RIGHTIME
FAMILY OF FUNDS

The Rightime Fund
The Rightime Blue Chip Fund
The Rightime Social Awareness Fund
The Rightime MidCap Fund

Annual Report
October 31, 1998


[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

Table of Contents

Letter to Shareholders                                              3

Portfolios
The Rightime Fund                                                   5
The Rightime Blue Chip Fund                                         7
The Rightime Social Awareness Fund                                 16
The Rightime MidCap Fund                                           19

Financial Statements
Statement of Assets & Liabilities                                  26
Statement of Operations                                            27
Statement of Changes in Net Assets                                 28
Financial Highlights                                               30

Notes to Financial Statements
Notes & Schedules                                                  32
Report of Independent Certified Public Accountants                 37

Performance Comparisons
The Rightime Fund                                                  38
The Rightime Blue Chip Fund                                        40
The Rightime Social Awareness Fund                                 42
The Rightime MidCap Fund                                           44

Officers and Directors                                             46



[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

1998
Annual Report
THE RIGHTIME FUND, INC.

Dear Shareholder:

Many have fond memories of watching Superman fly away to save the day saying "Up, Up and Away" - usually after thwarting arch-villain Lex Luthor. The current stock market seems to be imitating that scenario. Superman (read: bull market) seemed vulnerable to the schemes of the nefarious Lex Luthor (read: bear market); but, just when we've given up on Superman (read: bull market) he's come back to save the day. In other words, the bull was off to another strong year, was interrupted by the bear, then, when it appeared darkest, the bull has apparently vanquished the bear.

If it seems that lately the U.S. economy has taken on Superman's resiliency and strength, we need to remember that even Superman had his weakness. To continue the analogy, our current economic situation is not without its own kryptonite. The economic fragility in many of the developing countries, the possibility of deflation, the European economic union, tenuous peace in the oil-producing nations and the much ballyhooed year 2000 computer problems are just some of the possibilities that could disrupt economic expansion. In spite of these potential disruptions, however, the Rightime Family of Funds remains committed to seeking equity-like returns at substantially reduced risk.

The fiscal year ending October 31, 1998 was a successful one for the Rightime Family of Funds. The Rightime Fund achieved an annual return of 18.86%. The Rightime MidCap Fund returned 24.53%. The Rightime Blue Chip Fund returned 27.06% and the Rightime Social Awareness Fund returned 27.37%. The Lipper Growth Fund Index returned 13.9% for the same period. From a total return vantage, 1998 treated our shareholders well. But, this does not tell the whole story. Standard deviation is a measurement that shows the magnitude of swings in the value of an investor's portfolio. The greater the standard deviation, the greater the volatility and the oscillation in the investor's portfolio. Over the fiscal year, the Lipper Growth Fund Index had a standard deviation of 19. The Rightime Family of Funds had standard deviations ranging from 11 to 12.5. Thus, not only did Rightime Funds add value for our shareholders in 1998; they also diminished the volatility to which our shareholders were exposed.

What happened in 1998 that allowed our funds to have a healthy year? As previously stated, we strive to manage risk for our clients as well as their assets. During the summer of 1998, we correctly identified that the market was overvalued and at an unsustainable level. We assumed a conservative position in mid-May and reduced our shareholders' exposure to equities. We remained conservative as the market retreated during the sharp sell-off at the end of August and again at the end of September. We ended our fiscal year fully invested once again. We increased our exposure to equities during mid-October and participated in the rally that has taken us into December.

What will 1999 bring? Although our intermediate market indicators remain bullish, common sense suggests that when the price investors are paying for earnings is at record highs, then risk also remains high. In order to justify these high prices, the "rosy" scenario must continue. Investing with an eye toward risk is prudent at any time. We hope that 1999 will be the smoothest year ever. We also hope that the potential obstacles we identified earlier will not develop into real problems. However, we need to recognize that we are now in the longest peacetime economic expansion ever. By nature, markets tend to be cyclical. This means that the present cycle will eventually end. In an attempt to forestall the end, Alan Greenspan, Chairman of the Federal Reserve Board, lowered rates three times in five weeks. Clearly, Greenspan saw risks that drove him to intervene.

To return to our Superman analogy, this bull market has shown the ability to move faster than a speeding bullet and to leap tall buildings at a single bound - all within a single trading day! But, just as surely as Superman had his kryptonite, our new global world market has its kryptonite equivalent as well. In 1997, we discussed the people of Thailand and Malaysia. This year we could talk about the Russians. Last year when the Thai and Malaysian economies imploded, the Russian stock market returned 136%. This last twelve-month period the Russian market lost 87%. The Russian people were probably aware that risks existed, but awareness is different from actual experience. This is not to suggest that our economy is as fragile as Russia's. It's not. But could our market decline substantially? It has in the past and will in the future. Just this year, investors who follow the Russell 2000, an index of 2000 small company stocks, saw that index retreat 35% from its highs. That is substantial and it's also current. The possibility exists that a similar event could happen to the S&P 500.

Our investment philosophy remains the same. We believe that the same principles that existed in 1979 when we began managing money will exist in the new millennium. We believe that investing requires a discipline that one follows through difficult times like 1998. A discipline that keeps an eye toward managing risk as well as assets can be very prudent in times of excess speculation, when risk is high, or in times of high volatility when losses are real. We may not have Superman's abilities, but we do feel that through exercising our discipline we can help protect our shareholders from the risks they encounter as they strive to achieve their financial goals.



/S/DAVID J. RIGHTS

David J. Rights
President, Rightime Econometrics, Inc.

Investors are reminded that they cannot invest directly in the Lipper Growth, Russell 2000 or S&P 500 Indexes.



[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


October 31, 1998

The Rightime Fund
Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VALUE
             SHARES                                                                                             (NOTE 1)
            ---------                                                                                         ------------
EQUITY FUNDS: (60.71%)
            120,556  Aim Weingarten Equity Fund                                                               $  2,618,466
             55,841  Alliance Growth Advisor Fund                                                                2,650,771
             65,410  Alliance Quasar Fund                                                                        1,516,193
             92,937  American Century 20th Growth Fund                                                           2,605,019
             83,088  American Century 20th Ultra Fund                                                            2,580,727
              7,823  Dreyfus Appreciation Fund                                                                     298,098
            118,859  Federated Mini-Cap
                     Institutional Fund                                                                          1,547,543
             47,384  Fidelity Advisors Equity
                     Growth Fund                                                                                 2,644,522
             59,909  Fidelity Blue Chip Fund                                                                     2,612,629
             98,464  Fidelity Dividend Growth Fund                                                               2,576,802
             55,754  Fidelity Growth Company Fund                                                                2,644,960
             55,179  Fidelity Growth Opportunity
                     Fund Class I                                                                                2,577,391
             97,584  IDS New Dimensions Fund                                                                     2,567,430
             74,456  Janus Mercury Fund                                                                          1,546,459
             87,925  Kemper Dreman Small Cap "A" Fund                                                            1,523,740
             53,135  Legg Mason Value Prime Fund                                                                 2,715,728
              8,261  Mairs and Power Growth Fund                                                                   709,154
            132,556  MAS Mid-Cap Growth Fund                                                                     2,682,927
            136,091  MAS Mid-Cap Value Fund                                                                      2,617,039
            176,056  MFS MIG "A" Fund                                                                            2,600,352
            133,761  MFS MIT "A" Fund                                                                            2,560,193
              9,305  MFS Research "A" Fund                                                                         211,129
             22,436  Mutual Beacon Class Z Fund                                                                    299,743
             34,282  Neuberger & Berman Genesis Fund                                                               491,256
             31,037  Nicholas  Fund                                                                              2,585,971
             69,099  Oakmark Fund                                                                                2,607,103
            151,830  Pioneer MidCap "A" Fund                                                                     2,590,214
             39,386  Stein Roe Special Fund                                                                      1,028,358
             79,239  T. Rowe Price Small Cap Stock Fund                                                          1,535,658
             80,906  T. Rowe Price Stock Fund                                                                    2,623,786
             67,659  Value Line Special Situations Fund                                                          1,034,506
             53,430  Vanguard Explorer Fund                                                                      2,650,139
             83,329  Vanguard US Growth Fund                                                                     2,872,336
              7,101  Vanguard Windsor II Fund                                                                      220,644
                                                                                                             -------------
Total Equity Funds
(cost $64,181,078)                                                                                              67,146,986
                                                                                                             -------------
MONEY MARKET FUNDS: (25.38%)
            118,456  AIM Money Market Fund                                                                         118,456
            150,800  Delaware Group Cash Reserve Fund                                                              150,800
          1,321,250  Dreyfus Money Market Fund                                                                   1,321,250
            594,332  IDS Cash Management Prime Fund                                                                594,332
          2,998,863  Kemper Government
                     Money Market Fund                                                                           2,998,863
          1,950,779  MAS Cash Reserve Fund                                                                       1,950,779
            455,271  MFS Money Market Fund                                                                         455,271
             46,734  New England Money Market Fund                                                                  46,734
             17,943  Oppenheimer Money Market Fund                                                                  17,943
          1,625,665  Pioneer Cash Reserve Fund                                                                   1,625,665
         11,512,178  Putnam Money Market Fund                                                                   11,512,178
          2,500,502  Safeco Money Market Fund                                                                    2,500,502
            104,527  Seligman Cash Management Fund                                                                 104,527
          2,562,175  T. Rowe Price Prime Reserve Fund                                                            2,562,175
              2,103  Value Line Cash Fund                                                                            2,103
          2,109,713  Vanguard Prime Reserve Fund                                                                 2,109,713
                                                                                                             -------------
Total Money Market Funds
(cost $28,071,291)                                                                                              28,071,291
                                                                                                             -------------
         Principal
          Amount
         ---------
SHORT-TERM INVESTMENTS (12.86%)
Repurchase Agreement (8.98%)(b)
        $ 9,927,000  C.S. First Boston
                     5.35%; 11/2/98 (cost $9,927,000;
                     maturity value $9,931,426)                                                               $  9,927,000
                                                                                                             -------------
United States Treasury Bills (3.88%)(c)
          2,500,000  4.89%; 11/12/98                                                                             2,497,102
          1,800,000  4.95%; 11/5/98                                                                              1,799,010
                                                                                                             -------------
Total United States Treasury Bills
                    (cost $4,296,112)                                                                            4,296,112
                                                                                                             -------------
Total Short-term Investments
                    (cost $14,223,112)                                                                          14,223,112
                                                                                                             -------------
Total Investments
                    (cost $106,475,481)(98.95%)(a)                                                             109,441,389
Other Assets Less Liabilities (1.05%)                                                                            1,157,334
                                                                                                             -------------
Net Assets (100.00%)                                                                                          $110,598,723
                                                                                                             =============

(a) Aggregate cost for federal income tax purposes is $106,475,481. At
    October 31, 1998 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                             $  3,016,430
    Gross unrealized depreciation                                                                                  (50,522)
                                                                                                             -------------
    Net unrealized appreciation                                                                               $  2,965,908
                                                                                                             =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $10,388,788 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At October 31, 1998, the market value of $4,296,112 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 1998:
      (Contracts/delivery month/commitment)
                                                                                                              Unrealized
                                                                                                             Appreciation
                                                                                                             -------------
    S&P 500 Stock Index
    ($250 times premium)
    120/December/Buy                                                                                          $    801,951
    S&P 400 MidCap Stock Index
    ($500 times premium)
    57/December/Buy                                                                                                578,124
                                                                                                             -------------
                                                                                                              $  1,380,075
                                                                                                             =============
See accompanying notes to financial statements




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


October 31, 1998

The Rightime Blue Chip Fund
Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VALUE
             SHARES                                                                                             (NOTE 1)
            ---------                                                                                         ------------
COMMON STOCK (87.01%)
INDUSTRIALS (64.84%)
Aerospace/Defense (1.11%)
             28,663  Boeing Co.                                                                              $   1,074,862
              3,785  General Dynamics Corp.                                                                        224,025
              4,806  Lockheed Martin Corp.                                                                         535,268
              1,705  Northrop Grumman Corp.                                                                        135,974
              8,490  Raytheon Co. Class B                                                                          492,951
                126  Rockwell International Corp.                                                                    5,174
              5,776  United Technologies Corp.                                                                     550,164
                                                                                                             -------------
                                                                                                                 3,018,418
                                                                                                             -------------
Aluminum (0.28%)
              7,416  Alcan Aluminum Ltd.                                                                           187,718
              5,794  Aluminum Co. of America                                                                       459,174
              1,800  Reynolds Metals Co.                                                                           107,888
                                                                                                             -------------
                                                                                                                   754,780
                                                                                                             -------------
Automobiles (1.34%)
             18,511  Chrysler Corp.                                                                                890,842
             29,973  Ford Motor Co.                                                                              1,626,035
             17,630  General Motors Corp.                                                                        1,111,792
                                                                                                             -------------
                                                                                                                 3,628,669
                                                                                                             -------------
Auto Parts After Market (0.23%)
              1,970  Cooper Tire & Rubber Co.                                                                       32,751
              5,196  Genuine Parts Co.                                                                             163,674
              5,133  Goodyear Tire & Rubber Co.                                                                    276,540
              2,993  ITT Industries, Inc.                                                                          107,000
                478  Midas, Inc.                                                                                    13,235
                464  SPX Corp.                                                                                      25,259
                                                                                                             -------------
                                                                                                                   618,459
                                                                                                             -------------
Beverages (Alcoholic) (0.52%)
              1,562  Adolph Coors Co. Class B                                                                       78,100
             15,700  Anheuser-Busch Co., Inc.                                                                      933,169
              1,690  Brown-Forman Corp. Class B                                                                    114,814
              8,849  Seagram Co. Ltd.                                                                              290,911
                                                                                                             -------------
                                                                                                                 1,416,994
                                                                                                             -------------
Beverages (Soft Drinks) (2.01%)
             61,700  Coca-Cola Co.                                                                               4,172,462
             37,789  PepsiCo, Inc.                                                                               1,275,379
                                                                                                             -------------
                                                                                                                 5,447,841
                                                                                                             -------------
Broadcast Media (0.77%)
             30,158  CBS Corp.*                                                                                    842,539
              4,672  Clear Channel Communications*                                                                 212,868
             10,428  Comcast Corp. Class A Special                                                                 514,883
             12,602  Tele-Communications, Inc. Class A*                                                            530,859
                                                                                                             -------------
                                                                                                                 2,101,149
                                                                                                             -------------
Building Materials (0.14%)
              8,182  Masco Corp.                                                                                   230,630
              1,314  Owens Corning                                                                                  47,715
              4,283  Sherwin-Williams Co.                                                                          107,878
                                                                                                             -------------
                                                                                                                   386,223
                                                                                                             -------------
Chemicals (1.59%)
              7,362  Air Products & Chemicals, Inc.                                                                277,915
             16,448  Applied Materials, Inc.*                                                                      570,540
              5,613  Dow Chemical Co.                                                                              525,517
             28,193  E.I. du Pont de Nemours & Co.                                                               1,621,098
              2,578  Eastman Chemical                                                                              151,457
              1,891  Goodrich (B.F.) Co.                                                                            68,076
              2,435  Hercules, Inc.                                                                                 81,116
             14,746  Monsanto Co.                                                                                  599,056
              3,893  Praxair, Inc.                                                                                 156,693
              4,689  Rohm & Haas Co.                                                                               158,254
              3,077  Union Carbide Corp.                                                                           118,465
                                                                                                             -------------
                                                                                                                 4,328,187
                                                                                                             -------------
Chemicals (Diversified) (0.23%)
              2,514  Avery Dennison Corp.                                                                          104,174
              3,954  Engelhard Corp.                                                                                83,034
              1,561  FMC Corp.*                                                                                     79,709
              1,781  Mallinckrodt, Inc.                                                                             50,758
              4,439  PPG Industries, Inc.                                                                          253,855
              2,110  Raychem Corp.                                                                                  64,487
                                                                                                             -------------
                                                                                                                   636,017
                                                                                                             -------------
Chemicals (Specialty) (0.10%)
              2,482  Grace (W.R.) & Co.                                                                             43,125
              2,283  Great Lakes Chemical Corp.                                                                     95,030
              3,373  Morton Int'l, Inc.                                                                             83,903
              1,643  Nalco Chemical Co.                                                                             50,830
                570  Octel Corp.                                                                                     8,229
                                                                                                             -------------
                                                                                                                   281,117
                                                                                                             -------------
Commercial Services (0.15%)
              5,203  Ecolab, Inc.                                                                                  155,440
              4,021  Omnicom Group, Inc.                                                                           198,788
              1,113  National Service Industries, Inc.                                                              39,929
              4,566  Safety-Kleen Corp.                                                                             13,983
                                                                                                             -------------
                                                                                                                   408,140
                                                                                                             -------------
Communication (Equipment/
Manufacturers) (1.65%)
              2,903  Alcatel Alsthom ADR                                                                            63,866
              2,262  Andrew Corp.*                                                                                  37,040
             44,167  Cisco Systems, Inc.*                                                                        2,782,521
              8,357  General Instrument Corp.*                                                                     214,670
             25,619  Northern Telecom Ltd.                                                                       1,096,805
              1,951  Scientific-Atlanta, Inc.                                                                       29,143
              4,566  Tellabs, Inc.*                                                                                251,130
                                                                                                             -------------
                                                                                                                 4,475,175
                                                                                                             -------------
Computer Software & Services (4.39%)
              9,699  3 Com Corp.*                                                                                  349,770
              5,616  ALLTEL Corp.                                                                                  262,899
              1,797  Adobe Systems, Inc.                                                                            66,714
              1,789  Autodesk, Inc.                                                                                 55,794
              9,643  Automatic Data Processing, Inc.                                                               750,346
             15,659  Computer Associates
                     International, Inc.                                                                           616,573
              4,043  Computer Sciences Corp.*                                                                      213,268
             15,418  EMC Corp.*                                                                                    992,534
             12,146  First Data Corp.                                                                              321,869
              5,134  IMS Health, Inc.                                                                              341,411
             60,116  Microsoft Corp.*                                                                            6,364,781
              8,683  Novell, Inc.*                                                                                 129,160
             24,429  Oracle Corp.*                                                                                 722,182
              6,465  Parametric Technology Corp.*                                                                  107,481
                586  Shared Medical Systems Corp.                                                                   29,227
              4,669  Silicon Graphics, Inc.*                                                                        52,526
              9,363  Sun Microsystems, Inc.*                                                                       545,395
                                                                                                             -------------
                                                                                                                11,921,930
                                                                                                             -------------
Computer Systems (3.41%)
              4,051  Apple Computer, Inc.                                                                          150,393
             68,704  COMPAQ Computer Corp.                                                                       2,172,776
              4,302  Cabletron Systems, Inc.*                                                                       48,935
              1,918  Ceridian Corp.*                                                                               110,045
              1,618  Data General Corp.*                                                                            27,506
             39,946  Dell Computer*                                                                              2,621,456
             24,260  International Business
                     Machines Corp.                                                                              3,601,094
              3,508  LSI Logic Corp.*                                                                               53,058
              5,257  Micron Technology, Inc.                                                                       199,766
              6,076  Seagate Technology*                                                                           160,255
              4,134  Unisys Corp.*                                                                                 110,068
                                                                                                             -------------
                                                                                                                 9,255,352
                                                                                                             -------------
Conglomerates (0.19%)
              4,305  Allegheny Teledyne, Inc.                                                                       88,522
              4,275  Tenneco, Inc.                                                                                 129,853
              4,108  Textron, Inc.                                                                                 305,533
                                                                                                             -------------
                                                                                                                   523,908
                                                                                                             -------------
Containers (Metal & Glass) (0.08%)
                788  Ball Corp.                                                                                     33,244
              5,499  Crown Cork & Seal Co., Inc.                                                                   175,281
                                                                                                             -------------
                                                                                                                   208,525
                                                                                                             -------------
Containers (Paper) (0.05%)
              1,357  Bemis Co., Inc.                                                                                50,379
              2,452  Stone Container Corp.*                                                                         23,447
              1,389  Temple-Inland, Inc.                                                                            67,453
                                                                                                             -------------
                                                                                                                   141,279
                                                                                                             -------------
Cosmetics (0.71%)
              1,422  Alberto-Culver Co. Class B                                                                     37,772
              8,074  Avon Products, Inc.                                                                           320,437
             32,482  Gillette Co.                                                                                1,459,660
              2,754  International Flavors &
                     Fragrances, Inc.                                                                              103,103
                                                                                                             -------------
                                                                                                                 1,920,972
                                                                                                             -------------
Electrical Equipment (3.69%)
              7,598  AMP, Inc.                                                                                     311,993
                 15  Commscope, Inc.                                                                                   209
             11,023  Emerson Electric Co.                                                                          727,518
             97,011  General Electric Co.                                                                        8,488,463
              3,148  Honeywell, Inc.                                                                               251,446
              1,380  Thomas & Betts Corp.                                                                           61,669
              3,534  W.W. Grainger, Inc.                                                                           162,785
                                                                                                             -------------
                                                                                                                10,004,083
                                                                                                             -------------
Electronics (Instrumentation) (0.62%)
             25,895  Hewlett-Packard Co.                                                                         1,558,555
              1,122  Perkin-Elmer Corp.                                                                             94,599
              1,248  Tektronix, Inc.                                                                                22,299
                                                                                                             -------------
                                                                                                                 1,675,453
                                                                                                             -------------
Electronics (Semiconductors) (1.94%)
              3,810  Advanced Micro Devices, Inc.*                                                                  85,963
                 73  General Semiconductor, Inc.*                                                                      579
             40,803  Intel Corp.                                                                                 3,639,118
              2,152  KLA Instruments Corp.*                                                                         79,355
             14,916  Motorola, Inc.                                                                                775,632
              4,068  National Semiconductor Corp.*                                                                  51,613
              9,756  Texas Instruments, Inc.                                                                       623,774
                                                                                                             -------------
                                                                                                                 5,256,034
                                                                                                             -------------
Engineering & Construction (0.04%)
              2,117  Fluor Corp.                                                                                    82,166
              1,058  Foster Wheeler Corp.                                                                           16,796
                                                                                                             -------------
                                                                                                                    98,962
                                                                                                             -------------
Entertainment (0.54%)
              2,883  Harrah's Entertainment, Inc.                                                                   40,722
              1,895  King World Productions, Inc.*                                                                  49,744
             50,568  Walt Disney Co.                                                                             1,362,176
                                                                                                             -------------
                                                                                                                 1,452,642
                                                                                                             -------------
Foods (1.97%)
                298  Agribrands International                                                                        8,735
             19,884  Archer-Daniels-Midland Co.                                                                    331,814
              9,278  Bestfoods Intl.                                                                               505,651
             13,749  Campbell Soup Co.                                                                             732,994
             22,550  ConAgra, Inc.                                                                                 686,366
                 66  Corn Products Intl.                                                                             1,881
              5,259  General Mills, Inc.                                                                           386,536
             11,253  H.J. Heinz Co.                                                                                654,081
              3,521  Hershey Foods Corp.                                                                           238,768
             10,239  Kellogg Co.                                                                                   337,887
              3,436  Quaker Oats Co.                                                                               202,939
              8,013  Ralston-Purina Group                                                                          267,434
             12,016  Sara Lee Corp.                                                                                717,205
              1,509  Vlasic Foods Intl.                                                                             28,199
              2,910  Wrigley, (Wm.) Jr.                                                                            235,528
                                                                                                             -------------
                                                                                                                 5,336,018
                                                                                                             -------------
Food Wholesalers (0.11%)
              3,062  SuperValu, Inc.                                                                                73,488
              8,463  Sysco Corp.                                                                                   227,972
                                                                                                             -------------
                                                                                                                   301,460
                                                                                                             -------------
Gold Mining (0.19%)
              9,652  Barrick Gold Corp.                                                                            206,312
              6,570  Battle Mountain Gold Co. Class A                                                               35,724
              4,796  Freeport-McMoRan
                     Copper & Gold, Inc. Class B                                                                    59,051
              3,694  Homestake Mining Co.                                                                           43,866
              3,886  Newmont Mining Corp.                                                                           82,577
              5,990  Placer Dome Group, Inc.                                                                        94,343
                                                                                                             -------------
                                                                                                                   521,873
                                                                                                             -------------
Hardware & Tools (0.09%)
              2,375  Black & Decker Corp.                                                                          122,758
              1,508  Snap-On, Inc.                                                                                  53,440
              2,217  Stanley Works                                                                                  66,510
                                                                                                             -------------
                                                                                                                   242,708
                                                                                                             -------------
Health Care (Diversified) (4.30%)
             48,288  Abbott Laboratories, Inc.                                                                   2,266,518
             32,502  American Home Products Corp.                                                                1,584,472
             29,609  Bristol-Myers Squibb Co.                                                                    3,273,645
             33,514  Johnson & Johnson                                                                           2,731,391
              4,696  United Healthcare Corp.                                                                       204,570
             20,412  Warner-Lambert Co.                                                                          1,599,790
                                                                                                             -------------
                                                                                                                11,660,386
                                                                                                             -------------
Health Care (Drugs) (5.07%)
             45,943  Eli Lilly & Co.                                                                             3,718,512
             29,894  Merck & Co., Inc.                                                                           4,043,164
             32,255  Pfizer, Inc.                                                                                3,461,365
             12,614  Pharmacia & Upjohn, Inc.                                                                      667,754
             18,262  Schering-Plough Corp.                                                                       1,878,703
                                                                                                             -------------
                                                                                                                13,769,498
                                                                                                             -------------
Health Care (Miscellaneous) (0.11%)
              2,375  ALZA Corp.*                                                                                   113,703
              2,100  Beverly Enterprises                                                                            14,175
                100  Crescendo Pharm.                                                                                1,306
              1,540  HCR Manor Care                                                                                 50,050
              9,788  HEALTHSOUTH Corp.*                                                                            118,680
                 39  Pharmerica, Inc.                                                                                  132
                                                                                                             -------------
                                                                                                                   298,046
                                                                                                             -------------
Heavy Duty Trucks & Parts (0.19%)
                910  Cummins Engine Co., Inc.                                                                       31,054
              4,112  Dana Corp.                                                                                    171,933
              2,850  Eaton Corp.                                                                                   192,909
              1,877  Navistar International Corp.*                                                                  39,182
              1,948  Paccar, Inc.                                                                                   84,981
                                                                                                             -------------
                                                                                                                   520,059
                                                                                                             -------------
Hospital Management Companies (0.26%)
             19,756  Columbia/HCA Healthcare Corp.                                                                 414,876
              4,092  Humana, Inc.*                                                                                  77,492
              7,645  Tenet Healthcare Corp.*                                                                       213,582
                                                                                                             -------------
                                                                                                                   705,950
                                                                                                             -------------
Homebuilding (0.04%)
              1,589  Centex Corp.                                                                                   53,232
                980  Kaufman & Broad Home Corp.                                                                     27,991
              1,048  Pulte Corp.                                                                                    26,986
                                                                                                             -------------
                                                                                                                   108,209
                                                                                                             -------------
Hotel/Motel (0.21%)
              7,032  Hilton Hotels Corp.                                                                           141,079
              6,411  Marriott Intl.                                                                                172,296
              4,470  Mirage Resorts, Inc.*                                                                          75,711
                895  Sodexho Marriott Services                                                                      28,864
              5,091  Starwood Hotels & Resorts                                                                     144,139
                                                                                                             -------------
                                                                                                                   562,089
                                                                                                             -------------
Household Furnishings & Appliances (0.10%)
                980  Armstrong World Industries, Inc.                                                               60,760
              2,376  Maytag Corp.                                                                                  117,464
              1,904  Whirlpool Corp.                                                                                97,580
                                                                                                             -------------
                                                                                                                   275,804
                                                                                                             -------------
Household Products (2.48%)
              3,065  Clorox Co.                                                                                    334,851
              8,300  Colgate-Palmolive Co.                                                                         733,512
              5,305  Fortune Brands                                                                                175,397
             33,556  Procter & Gamble Co.                                                                        2,982,290
             33,131  Unilever NV ADR                                                                             2,493,108
                                                                                                             -------------
                                                                                                                 6,719,158
                                                                                                             -------------
Housewares (0.12%)
              3,973  Newell Co.                                                                                    174,812
              3,774  Rubbermaid, Inc.                                                                              125,250
              1,538  Tupperware Corp.                                                                               23,935
                                                                                                             -------------
                                                                                                                   323,997
                                                                                                             -------------
Machinery (Diversified) (0.42%)
                638  Briggs & Stratton Corp.                                                                        29,986
              9,243  Caterpillar, Inc.                                                                             415,935
              4,569  Cooper Industries, Inc.                                                                       201,607
              7,848  Deere & Co.                                                                                   277,623
              1,285  Harnischfeger Industries, Inc.                                                                 12,127
              4,093  Ingersoll-Rand Co.                                                                            206,696
                                                                                                             -------------
                                                                                                                 1,143,974
                                                                                                             -------------
Manufacturing (Diversified Industries) (0.91%)
              1,199  Aeroquip Vickers, Inc.                                                                         37,769
              2,413  Case Corp.                                                                                     53,086
              1,695  Crane Co.                                                                                      48,837
              9,183  Dover Corp.                                                                                   291,560
                880  Fleetwood Enterprises, Inc.                                                                    28,380
              6,175  Illinois Tool Works, Inc.                                                                     395,972
              2,104  Johnson Controls, Inc.                                                                        118,350
              1,060  Milacron, Inc.                                                                                 20,538
              1,131  Millipore Corp.                                                                                27,851
                208  NACCO Industries, Inc. Class A                                                                 19,136
              3,233  Pall Corp.                                                                                     81,633
              2,750  Parker Hannifin Corp.                                                                          98,312
              1,558  Timkin Co.                                                                                     27,752
             19,881  Tyco Intl Ltd.                                                                              1,231,379
                                                                                                             -------------
                                                                                                                 2,480,555
                                                                                                             -------------
Medical Products & Supplies (0.65%)
              2,471  Bausch & Lomb, Inc.                                                                           103,010
              8,269  Baxter International, Inc.                                                                    495,623
              6,910  Becton, Dickinson & Co.                                                                       291,084
              4,501  Biomet, Inc.*                                                                                 152,753
              5,480  Boston Scientific Corp.*                                                                      298,318
              1,381  C.R. Bard, Inc.                                                                                58,951
              3,654  Guidant Corp.                                                                                 279,531
              2,513  Sigma Aldrich Corp.                                                                            77,667
                351  St. Jude Medical, Inc.*                                                                         9,916
                                                                                                             -------------
                                                                                                                 1,766,853
                                                                                                             -------------
Metals Miscellaneous (0.08%)
              2,165  ASARCO, Inc.                                                                                   46,412
              2,365  Cyprus Amax Minerals Co.                                                                       29,415
              4,203  Inco Ltd.                                                                                      44,920
              1,488  Phelps Dodge Corp.                                                                             85,746
                                                                                                             -------------
                                                                                                                   206,493
                                                                                                             -------------
Miscellaneous (2.88%)
              2,018  Allergan, Inc.                                                                                125,999
                110  Allergan Specialty Therapy                                                                        962
             16,314  AlliedSignal, Inc.                                                                            635,226
              2,868  American Greetings Corp. Class A                                                              115,079
              8,416  Amgen, Inc.*                                                                                  661,182
              2,751  Brunswick Corp.                                                                                53,473
              2,776  Cardinal Health, Inc.                                                                         262,506
             23,488  Cendant Corporation                                                                           268,644
              6,889  Corning, Inc.                                                                                 250,157
              2,411  Deluxe Corp.                                                                                   78,056
              1,111  EG & G, Inc.                                                                                   27,914
                527  Eastern Enterprises                                                                            21,640
              9,911  Eastman Kodak Co.                                                                             768,102
             10,554  HBO and Co.                                                                                   277,043
              2,561  H & R Block, Inc.                                                                             114,765
              2,608  Harcourt General, Inc.                                                                        126,977
              2,014  Harris Corp.                                                                                   70,616
              1,435  Hussmann Intl.                                                                                 22,332
              3,186  Interpublic Group of Cos., Inc.                                                               186,381
              8,702  ITT Hartford Group, Inc.                                                                      462,294
                872  John H. Harland Co.                                                                            12,644
                924  Jostens, Inc.                                                                                  20,848
              1,176  Kerr-McGee Corp.                                                                               46,893
              2,915  Loews Corp.                                                                                   273,828
              6,357  Marsh & McLennan Cos., Inc.                                                                   352,813
             10,205  Minnesota Mining &
                     Manufacturing Co.                                                                             816,400
              3,485  Owens-Illinois, Inc.*                                                                         106,510
              4,771  Pioneer Hi Bred International                                                                 133,588
              1,147  Polaroid Corp.                                                                                 30,467
              3,664  R.R. Donnelley & Sons Co.                                                                     158,010
              1,204  Sealed Air Corp.*                                                                              42,667
              6,326  Service Corp. International                                                                   225,364
                539  Springs Industries, Inc. Class A                                                               19,067
              3,753  Thermo Electron Corp.*                                                                         74,825
              3,052  TRW, Inc.                                                                                     173,773
              8,825  Viacom International Class B*                                                                 528,397
              2,871  Whitman Corp.                                                                                  61,547
              7,683  Williams Cos., Inc.                                                                           210,802
                                                                                                             -------------
                                                                                                                 7,817,791
                                                                                                             -------------
Office Equipment & Supplies (0.58%)
              3,292  Ikon Office Solutions, Inc.                                                                    31,068
              2,202  Moore Corp. Ltd.                                                                               24,910
             13,278  Pitney Bowes, Inc.                                                                            731,120
              8,126  Xerox Corp.                                                                                   787,206
                                                                                                             -------------
                                                                                                                 1,574,304
                                                                                                             -------------
Oil & Gas Drilling (0.03%)
              2,024  Helmerich & Payne, Inc.                                                                        48,196
              2,159  Rowan Cos., Inc.*                                                                              31,440
                                                                                                             -------------
                                                                                                                    79,636
                                                                                                             -------------
Oil (Exploration & Production) (0.14%)
              2,218  Apache Corp.                                                                                   62,797
              3,046  Anadarko Petroleum Corp.                                                                      103,183
              4,708  Burlington Resources, Inc.                                                                    193,911
              2,650  Oryx Energy Co.*                                                                               37,100
                                                                                                             -------------
                                                                                                                   396,991
                                                                                                             -------------
Oil (Domestic Integrated) (0.71%)
              2,463  Amerada Hess Corp.                                                                            136,081
              2,010  Ashland, Inc.                                                                                  96,731
             10,241  Atlantic Richfield Co.                                                                        705,349
              8,413  Occidental Petroleum Corp.                                                                    167,208
              1,199  Pennzoil Co.                                                                                   43,014
              6,533  Phillips Petroleum Co.                                                                        282,552
              1,760  Sun Co., Inc.                                                                                  60,390
              7,238  USX-Marathon Group                                                                            236,592
              6,162  Unocal Corp.                                                                                  209,123
                                                                                                             -------------
                                                                                                                 1,937,040
                                                                                                             -------------
Oil (International Integrated) (4.67%)
             30,692  Amoco Corp.                                                                                 1,722,589
             20,199  Chevron Corp.                                                                               1,646,218
             61,469  Exxon Corp.                                                                                 4,379,666
             19,548  Mobil Corp.                                                                                 1,479,539
             53,522  Royal Dutch Petroleum Co. ADR                                                               2,635,959
             13,628  Texaco, Inc.                                                                                  808,311
                                                                                                             -------------
                                                                                                                12,672,282
                                                                                                             -------------
Oil Well Equipment & Services (0.54%)
              7,919  Baker Hughes, Inc.                                                                            174,713
             16,618  Halliburton Co.                                                                               597,209
              1,432  McDermott International, Inc.                                                                  41,975
             12,290  Schlumberger Ltd.                                                                             645,225
                                                                                                             -------------
                                                                                                                 1,459,122
                                                                                                             -------------
Paper & Forest Products (0.79%)
              2,060  Boise Cascade Corp.                                                                            57,680
              3,769  Champion International Corp.                                                                  120,372
              5,176  Fort James Corp.                                                                              208,658
              3,506  Georgia-Pacific Corp.                                                                         181,435
              7,555  International Paper Co.                                                                       350,835
             13,834  Kimberly-Clark Corp.                                                                          667,491
              2,775  Louisiana-Pacific Corp.                                                                        49,256
              2,630  Mead Corp.                                                                                     83,174
                764  Potlatch Corp.                                                                                 27,886
              1,200  Timber Co.                                                                                     26,625
              1,759  Union Camp Corp.                                                                               75,637
              2,569  Westvaco Corp.                                                                                 63,262
              4,983  Weyerhaeuser Co.                                                                              233,267
                                                                                                             -------------
                                                                                                                 2,145,578
                                                                                                             -------------
Pollution Control (0.24%)
              5,868  Browning-Ferris Industries, Inc.                                                              207,947
              8,158  Laidlaw, Inc.                                                                                  76,991
              8,241  Waste Management, Inc.                                                                        371,875
                                                                                                             -------------
                                                                                                                   656,813
                                                                                                             -------------
Publishing (0.63%)
              4,210  Dun & Bradstreet Corp.                                                                        119,459
              2,473  McGraw-Hill Cos.                                                                              222,415
              1,296  Meredith Corp.                                                                                 47,952
              1,712  Nielsen Media Research                                                                         24,289
                842  R.H. Donnelley Corp.                                                                           11,788
             13,951  Time Warner, Inc.                                                                           1,294,827
                                                                                                             -------------
                                                                                                                 1,720,730
                                                                                                             -------------
Publishing (Newspapers) (0.56%)
              2,392  Dow Jones & Co., Inc.                                                                         109,583
             14,071  Gannett Co., Inc.                                                                             870,643
              2,091  Knight-Ridder, Inc.                                                                           106,510
              4,774  New York Times Co. Class A                                                                    134,866
              2,236  Times Mirror Co. Class A                                                                      123,958
              3,027  Tribune Co.                                                                                   174,431
                                                                                                             -------------
                                                                                                                 1,519,991
                                                                                                             -------------
Restaurants (0.53%)
              3,834  Darden Restaurants, Inc.*                                                                      63,261
             17,159  McDonald's Corp.                                                                            1,147,508
              3,819  Tricon Global Restaurants                                                                     166,126
              3,276  Wendy's International, Inc.                                                                    68,796
                                                                                                             -------------
                                                                                                                 1,445,691
                                                                                                             -------------
Retail Stores (Department) (0.40%)
              2,780  Dillard's, Inc.                                                                                86,354
              6,485  Federated Department Stores*                                                                  249,267
              6,254  J.C. Penney Co., Inc.                                                                         297,065
              5,795  May Department Stores Co.                                                                     353,495
              3,762  Nordstrom, Inc.                                                                               102,750
                                                                                                             -------------
                                                                                                                 1,088,931
                                                                                                             -------------
Retail Stores (Drugs) (0.32%)
                926  Longs Drug Stores, Inc.                                                                        36,172
              6,102  Rite Aid Corp.                                                                                242,173
             12,246  Walgreen Co.                                                                                  596,227
                                                                                                             -------------
                                                                                                                   874,572
                                                                                                             -------------
Retail Stores (Food Chains) (0.43%)
              6,987  Albertson's, Inc.                                                                             388,215
              8,332  American Stores Co.                                                                           271,311
              1,272  Great Atlantic & Pacific Tea Co., Inc.                                                         29,892
              6,309  Kroger Co.*                                                                                   350,150
              3,729  Winn Dixie Stores, Inc.                                                                       126,553
                                                                                                             -------------
                                                                                                                 1,166,121
                                                                                                             -------------
Retail Stores (General Merchandise) (1.87%)
              2,682  Consolidated Stores, Inc.*                                                                     44,085
             12,560  Dayton-Hudson Corp.                                                                           532,230
             12,159  Kmart Corp.*                                                                                  171,746
              9,727  Sears, Roebuck & Co.                                                                          437,107
             56,229  Wal-Mart Stores, Inc.                                                                       3,879,801
                                                                                                             -------------
                                                                                                                 5,064,969
                                                                                                             -------------
Retail Stores (Specialty) (1.29%)
              3,751  AutoZone, Inc.*                                                                                98,698
              2,906  Circuit City Stores, Inc.                                                                     105,161
              6,956  Costco Companies                                                                              394,753
             10,166  CVS Corporation                                                                               464,459
             42,168  Home Depot, Inc.                                                                            1,834,308
              8,736  Lowes Cos., Inc.                                                                              294,294
              1,615  Pep Boys (Manny, Moe & Jack)                                                                   25,234
              2,573  Tandy Corp.                                                                                   127,524
              7,167  Toys R Us, Inc.*                                                                              140,205
              3,352  Venator Group, Inc.                                                                            28,283
                                                                                                             -------------
                                                                                                                 3,512,919
                                                                                                             -------------
Retail Stores (Specialty-Apparel) (0.41%)
              5,848  Abercrombie & Fitch Co. - Class A *                                                           232,092
              4,261  Charming Shoppes, Inc. *                                                                       15,979
             11,863  Gap, Inc.                                                                                     713,263
              8,222  TJX Cos., Inc.                                                                                155,704
                                                                                                             -------------
                                                                                                                 1,117,038
                                                                                                             -------------
Shoes (0.13%)
              7,261  Nike, Inc. Class B                                                                            317,215
              1,408  Reebok International Ltd.*                                                                     23,408
                                                                                                             -------------
                                                                                                                   340,623
                                                                                                             -------------
Steel (0.10%)
              2,726  Armco, Inc.*                                                                                   12,948
              5,444  Bethlehem Steel Corp.*                                                                         48,996
              1,262  Inland Steel Industries, Inc.*                                                                 23,032
              2,188  Nucor Corp.                                                                                    99,144
              2,190  USX-U.S. Steel Group                                                                           50,917
              2,399  Worthington Industries, Inc.                                                                   32,536
                                                                                                             -------------
                                                                                                                   267,573
                                                                                                             -------------
Telecommunications (Long Distance) (3.09%)
             40,472  AT&T Corp.                                                                                  2,519,382
             31,939  Lucent Technologies, Inc.                                                                   2,561,109
             43,916  MCI WorldCom, Inc. *                                                                        2,426,359
             11,434  Sprint Corp.                                                                                  877,560
                                                                                                             -------------
                                                                                                                 8,384,410
                                                                                                             -------------
Textile (Apparel Manufacturers) (0.08%)
              1,855  Fruit of the Loom, Inc.*                                                                       28,289
              1,688  Liz Claiborne, Inc.                                                                            49,585
                878  Russell Corp.                                                                                  21,566
              3,093  VF Corp.                                                                                      129,326
                                                                                                             -------------
                                                                                                                   228,766
                                                                                                             -------------
Tobacco (1.20%)
             60,439  Philip Morris Cos., Inc.                                                                    3,089,944
              4,567  UST, Inc.                                                                                     155,278
                                                                                                             -------------
                                                                                                                 3,245,222
                                                                                                             -------------
Toys (0.14%)
              3,086  Hasbro, Inc.                                                                                  108,203
              7,277  Mattel, Inc.                                                                                  261,062
                                                                                                             -------------
                                                                                                                   369,265
                                                                                                             -------------
Total Industrial                                                                                               175,989,817
                                                                                                             -------------
TRANSPORTATION (1.09%)
Airlines (0.37%)
              6,674  AMR Corp.*                                                                                    447,158
              2,538  Delta Air Lines, Inc.                                                                         267,918
              8,122  Southwest Airlines Co.                                                                        172,085
              2,230  USAir Group, Inc.*                                                                            126,134
                                                                                                             -------------
                                                                                                                 1,013,295
                                                                                                             -------------
Railroads (0.60%)
             14,049  Burlington Northern Santa Fe Corp.                                                            433,763
              5,452  CSX Corp.                                                                                     213,991
             18,537  Norfolk Southern Corp.                                                                        610,562
              6,180  Union Pacific Corp.                                                                           294,322
              6,355  Union Pacific Resources Group, Inc.                                                            82,615
                                                                                                             -------------
                                                                                                                 1,635,253
                                                                                                             -------------
Transportation (Miscellaneous) (0.12%)
              5,275  FDX Corp.                                                                                     277,267
              1,864  Ryder System, Inc.                                                                             45,901
                                                                                                             -------------
                                                                                                                   323,168
                                                                                                             -------------
Total Transportation                                                                                             2,971,716
                                                                                                             -------------
UTILITIES (7.26%)
Electric Companies (2.37%)
              3,419  Ameren Corp.                                                                                  136,546
              4,697  American Electric Power Co., Inc.                                                             229,860
              5,702  Baltimore Gas & Electric Co.                                                                  178,900
              4,624  CINergy Corp.                                                                                 159,528
              3,793  Carolina Power & Light Co.                                                                    174,004
              7,061  Central & South West Corp.                                                                    196,384
              6,476  Consolidated Edison, Inc.                                                                     324,610
              5,205  DTE Energy Co.                                                                                221,863
              8,626  Dominion Resources, Inc.                                                                      398,413
              9,616  Duke Power Co.                                                                                622,035
              9,488  Edison International                                                                          250,246
              6,632  Entergy Corp.                                                                                 190,670
              5,419  FPL Group, Inc.                                                                               339,026
              8,162  Firstenergy Corp.                                                                             244,860
              4,115  Frontier Corp.                                                                                123,707
              4,597  GPU Inc.                                                                                      198,246
             10,884  Houston Industries, Inc.                                                                      338,084
              3,646  Niagara Mohawk Power Corp.                                                                     53,323
              3,626  Northern States Power Co.                                                                      97,902
              5,527  PECO Energy Corp.                                                                             213,826
             10,952  PG & E Corporation                                                                            333,351
              4,186  PP&L Resources, Inc.                                                                          113,545
              7,384  PacifiCorp                                                                                    140,758
              5,825  Public Service Enterprise Group, Inc.                                                         221,350
             17,250  Southern Co.                                                                                  486,234
              5,708  Texas Utilities Co.                                                                           249,725
              5,440  Unicom Corp.                                                                                  205,020
                                                                                                             -------------
                                                                                                                 6,442,016
                                                                                                             -------------
Natural Gas (0.44%)
              5,362  Coastal Corp.                                                                                 189,010
              2,116  Columbia Gas Systems, Inc.                                                                    122,464
              2,350  Consolidated Natural Gas Co.                                                                  124,109
              3,114  EEX Corp.*                                                                                     12,067
              9,017  Enron Corp.                                                                                   475,647
              1,215  NICOR, Inc.                                                                                    51,486
                807  Oneok, Inc.                                                                                    27,639
                845  Peoples Energy Corp.                                                                           31,159
              3,192  Sempra Energy                                                                                  82,992
              2,038  Sonat, Inc.                                                                                    61,777
                                                                                                             -------------
                                                                                                                 1,178,350
                                                                                                             -------------
Telephone (4.45%)
             14,309  AirTouch Communications*                                                                      801,304
             30,639  Ameritech Corp.                                                                             1,652,591
             46,634  Bell Atlantic Corp.                                                                         2,477,431
             27,386  BellSouth Corp.                                                                             2,185,745
             25,371  GTE Corp.                                                                                   1,488,961
             15,148  Mediaone Group, Inc.*                                                                         640,950
             45,630  SBC Communications, Inc.                                                                    2,113,239
             12,489  U S WEST, Inc.                                                                                716,556
                                                                                                             -------------
                                                                                                                12,076,777
                                                                                                             -------------
Total Utilities                                                                                                 19,697,143
                                                                                                             -------------
FINANCIAL (13.82%)
Financial Miscellaneous (3.72%)
             14,614  American Express Co.                                                                        1,291,512
              7,592  American General Corp.                                                                        520,052
              7,761  Associates First Capital                                                                      547,150
              6,615  Charles Schwab Corp.                                                                          317,107
              4,014  Cincinnati Financial Corp.                                                                    149,772
              2,679  Countrywide Credit Industries, Inc.                                                           115,699
              3,756  Equifax, Inc.                                                                                 145,310
             21,355  Federal Home Loan Mortgage Corp.                                                            1,227,913
             31,395  Federal National Mortgage Assn.                                                             2,223,159
             14,257  Household International, Inc.                                                                 521,272
              2,800  Lehman Brothers Holdings, Inc.                                                                106,225
              2,211  MBIA, Inc.                                                                                    135,147
             18,709  MBNA Corp.                                                                                    426,799
              8,268  Merrill Lynch & Co., Inc.                                                                     489,879
             14,795  Morgan Stanley Dean Witter & Co.                                                              957,976
              1,787  Progressive Corp. of Ohio                                                                     263,136
              6,574  Synovus Financial Corp.                                                                       152,435
              4,823  SunAmerica, Inc.                                                                              340,021
              1,609  Transamerica Corp.                                                                            167,336
                                                                                                             -------------
                                                                                                                10,097,900
                                                                                                             -------------
Life Insurance (0.49%)
                 34  Aegon Nv                                                                                        2,971
              5,630  Aon Corp.                                                                                     349,060
              7,826  Conseco Co., Inc.                                                                             271,464
              2,665  Jefferson-Pilot Corp.                                                                         161,899
              2,509  Lincoln National Corp.                                                                        190,370
              2,386  Providian Financial Corp.                                                                     189,389
              3,502  Torchmark Corp.                                                                               153,213
                                                                                                             -------------
                                                                                                                 1,318,366
                                                                                                             -------------
Major Regional Banks (4.78%)
             29,870  Banc One Corp.                                                                              1,459,896
             46,566  Bankamerica Corp.                                                                           2,674,635
             20,216  The Bank of New York Co., Inc.                                                                638,068
              6,758  BB&T Corp.                                                                                    241,176
              3,888  Comerica, Inc.                                                                                250,776
              7,286  Fifth Third Bancorp                                                                           482,697
             29,386  First Union Corp.                                                                           1,704,388
             14,678  Fleet Financial Group, Inc.                                                                   586,203
              5,208  Huntington Bancshares, Inc.                                                                   149,730
             10,895  KeyCorp                                                                                       330,255
              4,966  National City Corp.                                                                           319,376
             32,272  Norwest Corp.                                                                               1,200,115
              7,606  PNC Bank Corp.                                                                                380,300
              4,025  State Street Boston                                                                           251,059
              5,262  SunTrust Banks, Inc.                                                                          366,696
             18,291  U.S Bancorp Del Com                                                                           667,621
              5,086  Wachovia Corp.                                                                                462,190
              2,177  Wells Fargo & Co.                                                                             805,490
                                                                                                             -------------
                                                                                                                12,970,671
                                                                                                             -------------
Money Center Banks (0.69%)
              2,407  Bankers Trust New York Corp.                                                                  151,190
             20,978  Chase Manhattan Corp.                                                                       1,191,813
              4,470  J.P. Morgan & Co., Inc.                                                                       421,298
              2,760  Republic New York Corp.                                                                       115,402
                                                                                                             -------------
                                                                                                                 1,879,703
                                                                                                             -------------
Multi-Line Insurance (3.14%)
              4,002  Aetna, Inc.                                                                                   298,649
             25,276  Allstate Corp.                                                                              1,088,448
             44,770  American International Group, Inc.                                                          3,816,643
              5,583  CIGNA Corp.                                                                                   407,210
             58,399  Citigroup, Inc.                                                                             2,748,403
              3,451  UNUM Corp.                                                                                    153,354
                                                                                                             -------------
                                                                                                                 8,512,707
                                                                                                             -------------
Other Major Banks (0.24%)
              7,790  BankBoston Corp.                                                                              286,769
              6,335  Mellon Bank Corp.                                                                             380,892
                                                                                                             -------------
                                                                                                                   667,661
                                                                                                             -------------
Property-Casualty Insurance (0.51%)
              5,621  Chubb Corp.                                                                                   345,692
              2,625  General Re Corp.                                                                              576,680
              2,809  MGIC Investment Corp.                                                                         109,551
              3,535  SAFECO Corp.                                                                                  153,110
              5,764  St. Paul Cos., Inc.                                                                           190,932
                                                                                                             -------------
                                                                                                                 1,375,965
                                                                                                             -------------
Savings & Loans Companies (0.25%)
              1,455  Golden West Financial Corp.                                                                   131,950
             14,477  Washington Mutual, Inc.                                                                       541,983
                                                                                                             -------------
                                                                                                                   673,933
                                                                                                             -------------
Total Financial                                                                                                 37,496,906
                                                                                                             -------------
Total Common Stock
(cost $152,840,673)                                                                                            236,155,582
                                                                                                             -------------
          Principal
           Amount
          ---------
SHORT-TERM INVESTMENTS (12.86%)
Repurchase Agreement, (8.41%)(b)
        $22,830,000  First Boston
                     5.35%; 11/2/98 (cost $22,830,000;
                     maturity value $22,840,178)                                                                22,830,000
United States Treasury Bills (4.45%)(c)
          8,900,000  4.95%; 11/5/98                                                                              8,895,105
          3,200,000  4.98%; 11/12/98                                                                             3,195,316
                                                                                                             -------------
Total United States Treasury Bills
                     (cost $12,090,421)                                                                         12,090,421
                                                                                                             -------------
Total Short-term Investments
                     (cost $34,920,421)                                                                         34,920,421
                                                                                                             -------------
Total Investments (cost $187,761,094)
                     (99.87%)(a)                                                                               271,076,003
Other Assets Less Liabilities (0.13%)                                                                              339,780
                                                                                                             -------------
Net Assets (100.00%)                                                                                         $ 271,415,783
                                                                                                             =============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $187,761,094. At
    October 31, 1998 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                              $87,655,341
    Gross unrealized depreciation                                                                               (4,340,432)
                                                                                                               -----------
    Net unrealized appreciation                                                                                $83,314,909
                                                                                                               ===========

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $23,892,015 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At October 31, 1998, the market value of $12,090,421 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

    Futures contracts at October 31, 1998:
       (Contracts-$250 times premium/delivery
       month/commitment)
                                                                                                              Unrealized
                                                                                                             Appreciation
                                                                                                             -------------
    S&P 500 Stock Index:
        130/Dec/Buy                                                                                            $ 1,138,150
                                                                                                             =============
See accompanying notes to financial statements




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


October 31, 1998

The Rightime
Social Awareness Fund
Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VALUE
             SHARES                                                                                             (NOTE 1)
            ---------                                                                                         ------------
COMMON STOCK (99.19%)
Banks & Money Centers (11.78%)
              7,400  Banc One Corp.                                                                           $    361,675
              6,300  BankAmerica Corp.                                                                             361,856
              1,900  Bankers Trust N. Y.                                                                           119,344
              5,200  Citicorp                                                                                      244,725
              5,500  Dime Bancorp, Inc.                                                                            130,969
              6,200  FirstFed Financial                                                                            101,525
              8,500  Norwest Corp.                                                                                 316,093
                                                                                                             -------------
                                                                                                                 1,636,187
                                                                                                             -------------
Commercial Services (1.67%)
              3,100  Omnicom Group                                                                                 153,256
              2,300  Tennant Co.                                                                                    78,488
                                                                                                             -------------
                                                                                                                   231,744
                                                                                                             -------------
Communication (5.24%)
              8,500  Cisco Systems                                                                                 535,500
              3,500  Tellabs, Inc.                                                                                 192,500
                                                                                                             -------------
                                                                                                                   728,000
                                                                                                             -------------
Computer Hardware,
Software & Services (4.62%)
             12,000  Novell, Inc.                                                                                  178,500
              3,000  Solectron Corp.                                                                               171,750
              5,000  Sun Microsystems                                                                              291,250
                                                                                                             -------------
                                                                                                                   641,500
                                                                                                             -------------
Electrical (1.46%)
              4,300  Dionex Corp.                                                                                  114,487
              4,900  Thomas Industries                                                                              88,813
                                                                                                             -------------
                                                                                                                   203,300
                                                                                                             -------------
Financial (Miscellaneous) (13.54%)
              4,400  American Express Co.                                                                          388,850
              7,100  Federal Home Loan Mortgage                                                                    408,250
              9,000  Fannie Mae                                                                                    637,312
              3,600  Rouse Co.                                                                                     101,025
              4,900  Schwab (Charles) Corp.                                                                        234,893
              2,700  Value Line, Inc.                                                                              110,700
                                                                                                             -------------
                                                                                                                 1,881,030
                                                                                                             -------------
Foods & Beverages (6.51%)
              5,200  Bob Evans Farms                                                                               102,375
             10,000  Odwalla, Inc.                                                                                  75,000
             13,800  Pepsico, Inc.                                                                                 465,750
              3,500  Starbucks Corp.                                                                               151,813
             15,400  TCBY Enterprises                                                                              108,763
                                                                                                             -------------
                                                                                                                   903,701
                                                                                                             -------------
Food Wholesaler (2.25%)
              5,300  Super Valu, Inc.                                                                              127,200
              6,900  Sysco Corp.                                                                                   185,869
                                                                                                             -------------
                                                                                                                   313,069
                                                                                                             -------------
Healthcare (Miscellaneous) (3.41%)
              3,000  Bergen Brunswig "A"                                                                           146,437
              8,100  Humana, Inc.                                                                                  153,394
              3,900  Marquette Medical                                                                             173,794
                                                                                                             -------------
                                                                                                                   473,625
                                                                                                             -------------
Homebuilding (1.65%)
              3,000  Centex Corp.                                                                                  100,500
              4,500  Kaufman & Broad                                                                               128,531
                                                                                                             -------------
                                                                                                                   229,031
                                                                                                             -------------
Household Products (1.95%)
              2,300  Whirlpool Corp.                                                                               117,875
              4,600  Rubbermaid, Inc.                                                                              152,663
                                                                                                             -------------
                                                                                                                   270,538
                                                                                                             -------------
Insurance (4.98%)
              2,300  Jefferson-Pilot Corp.                                                                         139,725
              1,000  General Re Corp.                                                                              219,687
              3,700  Marsh & McLennan                                                                              205,350
              2,900  Relistar Financial                                                                            127,056
                                                                                                             -------------
                                                                                                                   691,818
                                                                                                             -------------
Manufacturing (7.40%)
              4,000  American Power Corp.                                                                          169,750
              3,300  Fastenal Co.                                                                                  119,213
              3,000  Fleetwood Enterprises                                                                          96,750
              5,600  Hunt Manufacturing                                                                             77,700
              7,700  Interface, Inc. "A"                                                                            94,806
              5,900  Leggett & Platt                                                                               137,912
              3,400  Modine Manufacturing                                                                          111,350
              4,400  TJ International                                                                               86,625
              3,200  V.F. Corp                                                                                     133,800
                                                                                                             -------------
                                                                                                                 1,027,906
                                                                                                             -------------
Miscellaneous (11.07%)
              4,600  Cabot Corp.                                                                                   129,088
              5,800  Clarcor, Inc.                                                                                  97,875
              3,500  Dana Corp.                                                                                    146,344
              4,400  Deere & Co.                                                                                   155,650
              3,100  GATX Corp.                                                                                    106,950
             14,200  Handleman Co.                                                                                 141,113
              2,700  Harman International                                                                          109,181
              3,600  Penney, (J.C.) Co. Inc.                                                                       171,000
              3,800  Pitney Bowes, Inc.                                                                            209,237
              6,600  Ruby Tuesday, Inc.                                                                            111,375
              4,500  Service Corp. Int'l                                                                           160,313
                                                                                                             -------------
                                                                                                                 1,538,126
                                                                                                             -------------
Paper & Forest Products (1.59%)
              4,200  Consolidated Paper                                                                            101,063
              4,200  Sonoco Products                                                                               119,175
                                                                                                             -------------
                                                                                                                   220,238
                                                                                                             -------------
Pharmaceuticals (5.09%)
              4,000  Merck & Co., Inc.                                                                             541,000
              4,800  Mylan Labs                                                                                    165,300
                                                                                                             -------------
                                                                                                                   706,300
                                                                                                             -------------
Retail Stores (Specialty) (8.53%)
              6,200  Brown Group, Inc.                                                                              98,813
              6,300  Claire's Stores                                                                               106,706
             12,900  Home Depot, Inc.                                                                              561,150
              6,200  Limited, Inc.                                                                                 158,875
              5,100  Lowe's Companies                                                                              171,806
              2,200  Timberland                                                                                     88,000
                                                                                                             -------------
                                                                                                                 1,185,350
                                                                                                             -------------
Transportation (1.89%)
              4,300  Ryder System, Inc.                                                                            105,887
              7,400  Southwest Airlines                                                                            156,788
                                                                                                             -------------
                                                                                                                   262,675
                                                                                                             -------------
Utilities (4.56%)
              9,800  Ameritech                                                                                     528,587
              3,100  Cleco Corp.                                                                                   104,819
                                                                                                             -------------
                                                                                                                   633,406
                                                                                                             -------------
Total Common Stock (cost $13,425,374)                                                                           13,777,544
                                                                                                             -------------
          Principal
           Amount
          ---------
SHORT-TERM INVESTMENTS (0.86%)
Repurchase Agreement (0.86%)(b)
        $   119,000  C.S. First Boston
                     5.35%; 11/2/98; (cost $119,000;
                     maturity value $119,053)                                                                      119,000
                                                                                                             -------------
Total Short-term Investments
                     (cost $119,000)                                                                               119,000
                                                                                                             -------------
Total Investments (cost $13,544,374)
                     (100.05%)(a)                                                                               13,896,544

Liabilities Less Other Assets (-0.05%)                                                                              (7,205)
                                                                                                             -------------
Net Assets (100.00%)                                                                                           $13,889,339
                                                                                                             =============

(a) Aggregate cost for federal income tax purposes is $13,544,374. At
    October 31, 1998 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                              $   561,580
    Gross unrealized depreciation                                                                                 (209,410)
                                                                                                             -------------
    Net unrealized appreciation                                                                                $   352,170
                                                                                                             =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $124,536 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained. The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.

See accompanying notes to financial statements





[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


October 31, 1998

The Rightime MidCap Fund
Portfolio of Investments
--------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VALUE
             SHARES                                                                                             (NOTE 1)
            ---------                                                                                         ------------
COMMON STOCK (83.46%)
INDUSTRIALS (57.37%)
Aerospace/Defense (0.81%)
              2,600  Cordant Technologies, Inc.                                                              $     105,788
              1,500  OEA, Inc.                                                                                      16,781
              1,800  Precision Castparts Corp.                                                                      79,200
                700  Sequa Corp. Class A*                                                                           44,800
              4,400  Sundstrand Corp.                                                                              206,525
              2,500  Universal Corp.                                                                                92,813
                                                                                                             -------------
                                                                                                                   545,907
                                                                                                             -------------
Aluminum (0.20%)
              1,213  Aluminum Co. of America                                                                        96,130
                700  Maxxam, Inc.*                                                                                  37,056
                                                                                                             -------------
                                                                                                                   133,186
                                                                                                             -------------
Auto Parts & Equipment (0.56%)
              1,900  Arvin Industries, Inc.                                                                         75,288
              1,700  Borg-Warner Automotive, Inc.                                                                   79,688
              2,500  Federal-Mogul Corp.                                                                           135,469
              4,700  Meritor Automotive, Inc.                                                                       87,831
                                                                                                             -------------
                                                                                                                   378,276
                                                                                                             -------------
Biotechnology (1.51%)
              5,400  Biogen, Inc.*                                                                                 375,300
              4,600  Centocor, Inc.*                                                                               204,700
              9,300  Chiron Corp.*                                                                                 209,250
              5,500  Genzyme Corp.*                                                                                231,344
                                                                                                             -------------
                                                                                                                 1,020,594
                                                                                                             -------------
Broadcast Media (0.32%)
              2,472  Chris-Craft Industries, Inc.*                                                                 110,159
              3,800  TCA Cable Television, Inc.                                                                    105,214
                                                                                                             -------------
                                                                                                                   215,373
                                                                                                             -------------
Building Materials (0.28%)
              1,700  Calmat Co.                                                                                     39,844
              1,950  Granite Construction Co.                                                                       64,959
              1,500  Southdown, Inc.*                                                                               81,656
                                                                                                             -------------
                                                                                                                   186,459
                                                                                                             -------------
Cellular Communications (0.49%)
             16,400  Nextel Communications*                                                                        297,250
              1,500  Vanguard Cellular
                     Systems, Inc. Class A*                                                                         34,500
                                                                                                             -------------
                                                                                                                   331,750
                                                                                                             -------------
Chemicals & Materials (1.98%)
              1,800  A. Schulman, Inc.                                                                              35,775
              5,000  Airgas, Inc.*                                                                                  57,500
              1,260  B.F. Goodrich Co.                                                                              45,360
              3,500  Cabot Corp.                                                                                    98,219
              2,800  Calgon Carbon Corp.                                                                            19,775
              5,400  Crompton & Knowles Corp.                                                                       86,738
              3,400  Cytec Industries, Inc.*                                                                        81,600
              1,700  Dexter Corp.                                                                                   49,725
              5,100  Ethyl Corp.                                                                                    28,050
              2,800  Ferro Corp.                                                                                    71,400
              2,500  Georgia Gulf Corp.                                                                             42,656
              1,000  H.B. Fuller Co.                                                                                41,125
              4,300  IMC Global, Inc.                                                                              111,800
                500  Lawter International, Inc.                                                                      3,813
              3,800  Lubrizol Corp.                                                                                105,925
              5,900  Lyondell Petrochemical Co.                                                                     99,563
              3,700  M.A. Hanna Co.                                                                                 54,344
              3,700  Olin Corp.                                                                                    102,444
              7,100  RPM, Inc. (Ohio)                                                                              119,369
              4,200  Witco Chemical Corp.                                                                           79,013
                                                                                                             -------------
                                                                                                                 1,334,194
                                                                                                             -------------
Commercial Services (Advertising) (0.72%)
              1,700  Information Resources, Inc.*                                                                   13,494
              9,600  Omnicom Group, Inc.                                                                           474,600
                                                                                                             -------------
                                                                                                                   488,094
                                                                                                             -------------
Commercial Services (Specialized) (0.69%)
              2,100  Banta Corp.                                                                                    52,238
              3,600  Comsat Corp.                                                                                  141,975
              3,600  Fiserv, Inc.*                                                                                 167,400
              1,800  Jacobs Engineering Group, Inc.*                                                                58,725
              2,500  Rollins, Inc.                                                                                  43,125
                                                                                                             -------------
                                                                                                                   463,463
                                                                                                             -------------
Communications (Equipment/
Manufacturers) (0.71%)
              9,600  ADC Telecommunications, Inc.*                                                                 220,800
              6,646  Qwest Communications, Intl.*                                                                  260,025
                                                                                                             -------------
                                                                                                                   480,825
                                                                                                             -------------
Computer Hardware (2.01%)
              2,000  Exabyte Corp.*                                                                                 12,000
              5,400  Lexmark, Intl.                                                                                377,663
              4,800  Mentor Graphics Corp.*                                                                         38,700
              7,400  Quantum Corp.*                                                                                129,500
              2,400  Sequent Computer Systems, Inc.*                                                                23,700
              8,000  Solectron Corp.*                                                                              458,000
              9,400  Storage Technology Corp.*                                                                     314,313
                                                                                                             -------------
                                                                                                                 1,353,876
                                                                                                             -------------
Computer Software & Services (6.41%)
              4,662  ALLTEL Corp.                                                                                  218,240
             12,600  America Online, Inc.*                                                                       1,600,988
             12,400  BMC Software, Inc.*                                                                           595,975
             14,400  Cadence Design Systems, Inc.*                                                                 307,800
             10,800  Comdisco, Inc.                                                                                166,725
              9,200  Compuware Corp.*                                                                              498,525
              3,900  Electronic Arts*                                                                              160,388
             11,200  Informix Corp.*                                                                                57,050
              2,500  Micro Warehouse, Inc.*                                                                         54,531
              2,600  Policy Management Systems Corp.*                                                              118,138
              6,600  Sterling Commerce                                                                             232,650
              2,300  Structural Dynamics Research Corp.*                                                            33,063
              6,400  SunGard Data Systems*                                                                         216,000
              4,000  Symantec Corp.*                                                                                64,000
                                                                                                             -------------
                                                                                                                 4,324,073
                                                                                                             -------------
Consumer Products (0.57%)
              1,400  Church and Dwight, Inc.                                                                        42,963
              7,000  Dial Corp.                                                                                    192,938
              1,400  Enesco Group, Inc.                                                                             35,525
              3,000  First Brands Corp.                                                                            113,250
                                                                                                             -------------
                                                                                                                   384,676
                                                                                                             -------------
Electrical Components & Other Equipment (4.91%)
              6,500  Altera Corp.*                                                                                 270,563
             10,300  Analog Devices, Inc.*                                                                         204,713
              7,400  Arrow Electronics, Inc.*                                                                      161,413
              5,300  Atmel Corp.*                                                                                   61,281
              3,000  Avnet, Inc.                                                                                   149,250
              6,400  Best Buy, Inc.*                                                                               307,200
              4,900  Cirrus Logic*                                                                                  47,622
              6,500  Cypress Semiconductor Corp.*                                                                   72,313
              4,900  Hubbell, Inc. Class B                                                                         195,388
              3,100  Imation Corp.                                                                                  54,831
              5,600  Linear Technology Corp.                                                                       333,900
              1,800  Magnatek*                                                                                      22,838
              7,800  Maxim Integrated Products, Inc.*                                                              278,363
             11,425  Molex, Inc.                                                                                   407,730
              5,400  Sensormatic Electronics Corp.                                                                  30,375
              4,350  Symbol Technologies, Inc.*                                                                    194,663
              3,900  Teradyne, Inc.*                                                                               126,750
              3,400  UCAR International, Inc.*                                                                      61,200
              2,200  Varian Associates, Inc.                                                                        86,075
              4,935  Vishay Intertechnology, Inc.*                                                                  74,642
              3,800  Xilinx, Inc.*                                                                                 169,694
                                                                                                             -------------
                                                                                                                 3,310,804
                                                                                                             -------------
Electrical Equipment (0.32%)
              5,900  Integrated Device Technology, Inc.*                                                            40,931
              4,400  SCI Systems, Inc.*                                                                            173,800
                                                                                                             -------------
                                                                                                                   214,731
                                                                                                             -------------
Food & Beverages (3.72%)
              3,200  Bob Evans Farms, Inc.                                                                          63,000
             24,200  Coca-Cola Enterprises, Inc.                                                                   872,713
              2,900  Dean Foods Corp.                                                                              135,938
              4,400  Dole Food Co.                                                                                 132,550
              1,800  Dreyer's Grand Ice Cream, Inc.                                                                 23,625
              6,500  Flowers Industries, Inc.                                                                      133,250
              3,100  Hannaford Brothers Co.                                                                        135,819
              3,700  Hormel Foods Corp.                                                                            120,481
              6,700  IBP, Inc.                                                                                     181,319
              1,300  International Multifoods Corp.                                                                 27,056
              5,400  Interstate Bakeries                                                                           135,338
              2,200  J.M. Smucker Co. Class A                                                                       48,400
              2,200  Lance, Inc.                                                                                    42,075
              3,000  McCormick & Co., Inc.                                                                          93,188
             12,600  Tyson Foods, Inc.                                                                             289,800
              3,600  Universal Foods Corp.                                                                          78,075
                                                                                                             -------------
                                                                                                                 2,512,627
                                                                                                             -------------
Health Care Products (Distribution) (0.74%)
              3,700  Bergen Brunswig Corp. Class A                                                                 180,606
              1,615  Cardinal Health, Inc.                                                                         152,718
              6,800  Sybron Corp.*                                                                                 168,300
                                                                                                             -------------
                                                                                                                   501,624
                                                                                                             -------------
Health Care Services (1.41%)
              3,800  Apria Healthcare*                                                                              15,438
              4,600  First Health Group Inc.                                                                       106,088
              6,000  Foundation Health Systems-Class A                                                              70,500
             17,850  Health Management
                     Associates Class A*                                                                           317,953
              3,300  Healthcare & Retirement Corp.*                                                                107,250
              9,000  Laboratory Corp. of America*                                                                   14,625
              4,500  NovaCare, Inc.*                                                                                18,563
              5,700  Oxford Health Plan*                                                                            67,331
              2,700  Pacificare Health System                                                                      212,625
              5,000  Vencor, Inc.*                                                                                  23,125
                                                                                                             -------------
                                                                                                                   953,498
                                                                                                             -------------
Iron & Steel (0.08%)
                800  Cleveland-Cliffs Iron Co.                                                                      31,750
              1,800  Oregon Steel Mills, Inc.                                                                       22,050
                                                                                                             -------------
                                                                                                                    53,800
                                                                                                             -------------
Leisure Time (Products) (0.87%)
              5,400  Callaway Golf Co.                                                                              58,725
              9,700  Harley-Davidson, Inc.                                                                         375,875
              6,800  International Game Technology                                                                 153,425
                                                                                                             -------------
                                                                                                                   588,025
                                                                                                             -------------
Leisure Time (Services) (0.41%)
              7,300  Circus Circus Enterprises, Inc.*                                                               81,669
              7,100  Viad Corp.                                                                                    194,806
                                                                                                             -------------
                                                                                                                   276,475
                                                                                                             -------------
Manufacturing (Diversified Industries) (1.67%)
              4,500  AGCO Corp.                                                                                     42,750
              2,100  Ametek, Inc.                                                                                   44,494
              4,600  Burlington Industries*                                                                         42,550
              1,400  Carlisle Co., Inc.                                                                             54,075
              8,800  Danaher Corp.                                                                                 351,450
              3,000  GenCorp, Inc.                                                                                  66,375
              3,600  Harsco Corp.                                                                                  117,900
              6,700  NCR Corporation                                                                               225,288
              2,700  Pentair, Inc.                                                                                 101,588
              1,600  Tecumseh Products Co. Class A                                                                  83,200
                                                                                                             -------------
                                                                                                                 1,129,670
                                                                                                             -------------
Manufacturing (Specialized Industries) (2.53%)
              1,818  Albany International Corp.                                                                     33,179
              5,600  American Power Conversion Corp.*                                                              237,650
              4,100  Dentsply International                                                                        105,575
              5,000  Diebold, Inc.                                                                                 155,938
              2,800  Donaldson Co., Inc.                                                                            50,925
              3,400  Federal Signal Corp.                                                                           81,813
              2,200  Flowserve Corp.                                                                                39,600
              2,300  Kaydon Corp.                                                                                   80,788
              1,800  Kennametal, Inc.                                                                               37,350
                700  Lawson Products, Inc.                                                                          16,275
             13,600  Leggett & Platt, Inc.                                                                         317,900
              2,200  Modine Manufacturing Co.                                                                       72,050
                500  NCH Corp.                                                                                      34,250
                700  Nordson Corp.                                                                                  31,369
              2,400  Stewart & Stevenson Services, Inc.                                                             32,850
              2,700  Teleflex, Inc.                                                                                104,456
              3,200  Trinity Industries, Inc.                                                                      118,800
              2,000  Watts Industries Class A                                                                       36,750
              3,200  York International Corp.                                                                      120,400
                                                                                                             -------------
                                                                                                                 1,707,918
                                                                                                             -------------
Medical Products & Supplies (1.16%)
              2,200  Acuson Corp.*                                                                                  33,138
              8,400  Allegiance Corp.                                                                              312,375
              2,100  Beckman Coulter, Inc.*                                                                         98,700
              1,000  Datascope Corp.*                                                                               22,563
                600  Diagnostic Products Corp.                                                                      13,538
                333  Sonosight, Inc.                                                                                 2,289
              7,100  Stryker Corp.                                                                                 297,756
                                                                                                             -------------
                                                                                                                   780,359
                                                                                                             -------------
Metals (Specialty) (0.10%)
              1,200  Brush Wellman                                                                                  20,400
              1,400  Carpenter Technology Corp.                                                                     49,088
                                                                                                             -------------
                                                                                                                    69,488
                                                                                                             -------------
Miscellaneous (5.89%)
              4,200  A.C. Nielson                                                                                  112,350
              4,100  AK Steel Holding Corp.                                                                         70,981
              5,000  American Water Works Co., Inc.                                                                159,688
              1,275  Ascend Communications                                                                          61,519
              3,700  Cintas Corp.                                                                                  197,950
              7,700  Clayton Homes, Inc.                                                                           118,869
              3,200  Gtech Holdings Corp.*                                                                          76,800
              3,900  Hillenbrand                                                                                   230,831
              2,900  Kelly Services, Inc. Class A                                                                   91,169
              3,300  Lancaster Colony Corp.                                                                         99,000
              3,400  Litton Industries, Inc.*                                                                      221,850
              6,100  Manpower, Inc.                                                                                147,163
              4,700  Mark IV Industries, Inc.                                                                       72,263
              5,400  McKesson Corp.                                                                                415,800
              5,300  Medaphis Corp.*                                                                                17,225
              1,082  Metris Companies                                                                               35,571
              1,500  Minerals Technologies, Inc.                                                                    68,344
              2,500  Newport News Shipbuilding                                                                      65,781
              3,700  Ogden Corp.                                                                                    99,438
              6,000  Olsten Corp.                                                                                   55,125
             12,000  Paychex, Inc.                                                                                 597,000
              3,515  Promus Hotel Corp.*                                                                           112,041
              6,500  Robert Half International, Inc.*                                                              260,812
              3,400  Ruddick Corp.                                                                                  66,087
              3,100  Sealed Air Corp.*                                                                             109,856
              4,100  Sotheby's Holdings Class A                                                                     88,662
              6,000  Stewart Enterprises                                                                           138,375
              6,660  Williams Cos., Inc.                                                                           182,734
                                                                                                             -------------
                                                                                                                 3,973,284
                                                                                                             -------------
Office Equipment & Supplies (1.30%)
              3,800  Herman Miller, Inc.                                                                            83,837
              4,400  Hon Industries, Inc.                                                                           93,225
             17,600  Office Depot, Inc.*                                                                           440,000
              9,100  Officemax, Inc.*                                                                               83,037
              6,000  Reynolds & Reynolds Class A                                                                   108,000
              1,000  Standard Register Co.                                                                          28,687
              2,000  Wallace Computer Services, Inc.                                                                43,750
                                                                                                             -------------
                                                                                                                   880,536
                                                                                                             -------------
Oil & Gas (1.62%)
              2,266  Indiana Energy, Inc.                                                                           50,702
              2,700  Keyspan Energy                                                                                 80,662
              3,300  Murphy Oil Corp.                                                                              136,331
              4,200  Noble Affiliates, Inc.                                                                        137,550
              2,000  Pioneer Natural Resources                                                                      30,125
              2,500  Quaker State Corp.                                                                             35,312
              6,900  Ranger Oil Ltd.*                                                                               43,987
              4,700  Seagull Energy Corp.*                                                                          56,106
              8,500  Tosco Corp.                                                                                   238,531
              5,300  Ultramar Diamond Shamrock                                                                     142,769
              3,600  Valero Energy                                                                                  90,000
              4,700  Varco International, Inc.*                                                                     50,819
                                                                                                             -------------
                                                                                                                 1,092,894
                                                                                                             -------------
Oil & Gas Drilling (2.41%)
              5,800  BJ Services Co.*                                                                              118,537
              8,800  El Paso Energy Corp.                                                                          311,850
             10,400  ENSCO International, Inc.*                                                                    139,750
             12,500  Global Marine, Inc.*                                                                          154,687
              7,000  Nabors Industries, Inc.*                                                                      129,500
              9,800  Noble Drilling Corp.*                                                                         168,437
              5,500  Parker Drilling Co.*                                                                           27,156
              2,900  Smith International, Inc.*                                                                    104,219
              3,500  Tidewater, Inc.                                                                                99,094
              7,400  Transocean Offshore                                                                           273,337
              3,610  Weatherford, Inc.                                                                              98,147
                                                                                                             -------------
                                                                                                                 1,624,714
                                                                                                             -------------
Paper / Forest Products / Containers (1.64%)
              2,800  Bowater, Inc.                                                                                 114,275
              1,700  Chesapeake Corp. of Virginia                                                                   59,500
              6,600  Consolidated Papers                                                                           158,812
              1,200  Gibson Greetings, Inc.*                                                                        12,525
              3,800  Longview Fiber Co.                                                                             45,600
              3,100  P.H. Glatfelter Co.                                                                            38,169
              2,200  Rayonier Inc.                                                                                  86,212
              7,260  Sonoco Products                                                                               206,002
              4,900  Unisource Worlwide, Inc.                                                                       45,019
              2,500  Vulcan Materials Co.                                                                          296,562
              2,700  Wausau-Mosinee Paper Corp.                                                                     47,081
                                                                                                             -------------
                                                                                                                 1,109,757
                                                                                                             -------------
Pharmaceuticals (1.64%)
              3,400  Carter-Wallace, Inc.                                                                           60,350
              1,900  Covance, Inc.                                                                                  52,962
              6,000  Forest Laboratories, Inc.*                                                                    250,875
              7,800  IVAX Corp.                                                                                     74,100
              9,000  Mylan Laboratories, Inc.                                                                      309,937
              6,400  Watson Pharmaceuticals, Inc.*                                                                 356,000
                                                                                                             -------------
                                                                                                                 1,104,224
                                                                                                             -------------
Pollution Control (0.63%)
              5,811  U.S. Filter Corp.*                                                                            123,121
              6,700  Waste Management, Inc.                                                                        302,337
                                                                                                             -------------
                                                                                                                   425,458
                                                                                                             -------------
Publishing (Books) (0.20%)
              2,200  Houghton Mifflin Co.                                                                           85,800
              1,200  Scholastic Corp.*                                                                              47,325
                                                                                                             -------------
                                                                                                                   133,125
                                                                                                             -------------
Publishing (Newspapers) (1.13%)
              5,800  A. H. Belo Corp. Class A                                                                      105,488
              3,400  Lee Enterprises, Inc.                                                                          92,437
              2,000  Media General, Inc. Class A                                                                    89,500
                900  Washington Post Co. Class B                                                                   477,900
                                                                                                             -------------
                                                                                                                   765,325
                                                                                                             -------------
Restaurants (0.57%)
              5,900  Brinker International, Inc.*                                                                  142,706
              1,900  Buffets, Inc.*                                                                                 20,544
              2,400  Cracker Barrel Old
                     Country Stores, Inc.                                                                           62,100
              2,700  Lone Star Steakhouse & Saloon*                                                                 21,600
              3,500  Outback Steakhouse*                                                                           121,187
                700  Sbarro, Inc.                                                                                   16,450
                                                                                                             -------------
                                                                                                                   384,587
                                                                                                             -------------
Retail Stores (General Merchandise) (0.59%)
              7,886  Consolidated Stores, Inc.*                                                                    129,626
              2,800  Fastenal Co.                                                                                  101,150
              3,200  Fred Meyer, Inc.                                                                              170,600
                                                                                                             -------------
                                                                                                                   401,376
                                                                                                             -------------
Retail Stores (Specialty) (4.47%)
              2,200  AnnTaylor Stores Corp.*                                                                        63,800
             10,000  Bed Bath & Beyond, Inc.*                                                                      275,625
              2,800  BJ's Wholesale Club                                                                           100,625
              3,500  Claire's Stores, Inc.                                                                          59,281
             13,125  Dollar General Corp.                                                                          313,359
             12,600  Family Dollar Stores, Inc.                                                                    228,375
              3,400  Fingerhut Co.                                                                                  28,687
              3,800  Heilig-Meyers Co.                                                                              29,212
              7,800  Jones Apparel Group, Inc.*                                                                    134,550
             10,600  Kohls Corp.*                                                                                  506,812
              2,400  Lands' End, Inc.*                                                                              40,950
              2,700  Nine West Group, Inc.*                                                                         34,256
              1,800  Payless Shoesource, Inc.                                                                       84,487
              5,600  Perrigo Co.*                                                                                   44,450
              7,000  Service Merchandise Co., Inc.*                                                                 10,062
             18,000  Staples, Inc.*                                                                                587,250
              5,700  Starbucks Corp.*                                                                              247,237
              2,000  Superior Industries
                     International, Inc.                                                                            52,375
              2,500  Tiffany & Co.                                                                                  80,781
              3,600  Warnaco Group                                                                                  92,025
                                                                                                             -------------
                                                                                                                 3,014,199
                                                                                                             -------------
Textile Specialty (0.10%)
              2,300  Unifi, Inc.                                                                                    38,812
              2,400  Wellman, Inc.                                                                                  30,150
                                                                                                             -------------
                                                                                                                    68,962
                                                                                                             -------------
Total Industrial                                                                                                38,718,206
                                                                                                             -------------
TRANSPORTATION (1.25%)
Airfreight (0.23%)
              3,000  Airborne Freight Corp.                                                                         70,312
              2,900  Pittston Services Group                                                                        86,275
                                                                                                             -------------
                                                                                                                   156,587
                                                                                                             -------------
Airlines (0.11%)
              1,100  ASA Holdings, Inc.                                                                             39,462
              1,000  Alaska Air Group, Inc.*                                                                        35,937
                                                                                                             -------------
                                                                                                                    75,399
                                                                                                             -------------
Railroads (0.54%)
                 50  Canadian National Railway Co  .                                                                 2,522
              3,800  GATX Corp.                                                                                    131,100
              6,000  Kansas City Southern
                     Industries, Inc.                                                                              231,750
                                                                                                             -------------
                                                                                                                   365,372
                                                                                                             -------------
Shipping (0.12%)
              2,400  Alexander & Baldwin, Inc.                                                                      48,750
              1,800  Overseas Shipholding Group, Inc.                                                               31,725
                                                                                                             -------------
                                                                                                                    80,475
                                                                                                             -------------
Truckers (0.25%)
              1,900  Arnold Industries, Inc.                                                                        24,225
              3,400  CNF Transportation, Inc.                                                                      102,850
              2,400  J.B. Hunt Transport Services, Inc.                                                             40,200
                                                                                                             -------------
                                                                                                                   167,275
                                                                                                             -------------
Total Transportation                                                                                               845,108
                                                                                                             -------------
UTILITIES (10.38%)
Electric Utilities (8.13%)
             10,600  AES Corp.*                                                                                    433,937
              9,000  Allegheny Energy, Inc.                                                                        276,750
              1,500  Black Hills Corp.                                                                              38,719
              7,000  CMS Energy Corp.                                                                              308,437
              4,500  Calenergy                                                                                     123,187
              1,700  Cleco Corp.                                                                                    57,481
              2,300  CMP Group, Inc.                                                                                42,406
              7,425  Conectiv, Inc.                                                                                169,847
                487  Conectiv, Inc. Pref. "A"                                                                       17,989
              2,700  Energy East Corp.                                                                             131,962
              3,300  Florida Progress Corp.                                                                        138,394
              2,300  Hawaiian Electric Industries, Inc.                                                             91,137
              2,400  Idaho Power Co.                                                                                75,000
              5,300  Illinova Corp.                                                                                134,156
              1,400  Interstate Energy Corp.                                                                        43,312
              3,000  Ipalco Enterprises, Inc.                                                                      137,625
              4,500  Kansas City Power & Light Co.                                                                 129,656
              4,900  LG&E Energy Corp.                                                                             129,237
              7,400  Midamerican Energy Hldgs.                                                                     192,400
              2,300  Minnesota Power & Light Co.                                                                    96,456
              4,000  Montana Power Co.                                                                             173,250
              1,600  NIPSCO Industries, Inc.                                                                        47,900
              3,300  Nevada Power Co.                                                                               83,325
              7,720  New Century Energies                                                                          372,972
              4,700  New England Electric System                                                                   191,231
              9,400  Northeast Utilities                                                                           146,875
              6,000  OGE Energy Corp.                                                                              159,375
              2,382  PG & E Corporation                                                                             72,502
              5,200  Pinnacle West Capital Corp.                                                                   227,825
              7,700  Potomac Electric Power Co.                                                                    201,644
              3,000  Public Service Co. of New Mexico                                                               66,187
              6,200  Puget Sound Power & Light Co.                                                                 167,400
              7,800  SCANA Corp.                                                                                   263,737
              9,500  TECO Energy, Inc.                                                                             262,437
              4,000  Utilicorp United, Inc.                                                                        143,750
              4,500  Wisconsin Energy Corp.                                                                        137,812
                                                                                                             -------------
                                                                                                                 5,486,310
                                                                                                             -------------
Gas Utilities (0.78%)
              3,600  AGL Resources, Inc.                                                                            75,375
              5,600  MCN Corp.                                                                                     108,150
              2,900  National Fuel & Gas Co.                                                                       137,025
              6,000  Questar Corp.                                                                                 118,125
              3,200  Washington Gas Light Corp.                                                                     84,600
                                                                                                             -------------
                                                                                                                   523,275
                                                                                                             -------------
Telephone Companies (Local) (1.47%)
              2,700  Aliant Communication                                                                           76,191
              6,600  Century Telephone Enterprises, Inc.                                                           374,962
              8,608  SBC Communications, Inc.                                                                      398,673
              3,600  Telephone & Data Systems, Inc.                                                                143,550
                                                                                                             -------------
                                                                                                                   993,376
                                                                                                             -------------
Total Utilities                                                                                                  7,002,961
                                                                                                             -------------
FINANCIAL (14.46%)
Banks (8.58%)
              6,048  Charter One Financial                                                                         165,942
              3,400  City National Corp.                                                                           116,237
              8,100  Crestar Financial Corp.                                                                       533,587
             12,300  First Security Corp.                                                                          251,381
              8,400  First Tennessee National Corp.                                                                266,175
              3,950  First Virginia Banks, Inc.                                                                    180,219
             10,600  Firstar Corp.                                                                                 601,550
              9,500  Hibernia Corp. Class A                                                                        158,531
              4,800  Marshall & Ilsley Corp.                                                                       234,000
              7,950  Mercantile Bancorp, Inc.                                                                      363,216
              5,200  Mercantile Bankshares Corp.                                                                   169,650
              7,080  National City Corp.                                                                           455,332
              8,200  Northern Trust Corp.                                                                          604,750
              6,100  Pacific Century Financial Corp.                                                               124,287
              9,700  Regions Financial Corp.                                                                       358,900
             10,800  SouthTrust Corp.                                                                              394,200
              9,450  Summit Bancorp                                                                                358,509
              4,700  Union Planters Corp.                                                                          218,256
              1,827  Wachovia Corp.                                                                                166,029
              1,300  Wilmington Trust Corp.                                                                         71,581
                                                                                                             -------------
                                                                                                                 5,792,332
                                                                                                             -------------
Brokerage (1.33%)
              7,100  A.G. Edwards & Sons, Inc.                                                                     245,394
              8,900  Bear Stearns Co., Inc.                                                                        317,619
             10,100  PaineWebber Group, Inc.                                                                       337,719
                                                                                                             -------------
                                                                                                                   900,732
                                                                                                             -------------
Financial Miscellaneous (1.23%)
              4,900  Capital One Financial Corp.                                                                   498,575
              3,000  Finova Group, Inc.                                                                            146,250
              2,500  PMI Group, Inc.                                                                               126,094
              5,000  Ventas, Inc.                                                                                   57,188
                                                                                                             -------------
                                                                                                                   828,107
                                                                                                             -------------
Insurance (2.17%)
             17,200  AFLAC, Inc.                                                                                   655,750
              2,600  AMBAC, Inc.                                                                                   151,288
              4,600  American Financial Group, Inc.                                                                161,287
              2,250  HSB Group, Inc.                                                                                90,844
              7,300  Provident Cos., Inc.*                                                                         212,156
              2,500  Transatlantic Holdings                                                                        195,000
                                                                                                             -------------
                                                                                                                 1,466,325
                                                                                                             -------------
Investment Management (1.15%)
             12,600  Franklin Resources Corp.                                                                      476,437
              8,400  T. Rowe Price                                                                                 298,725
                                                                                                             -------------
                                                                                                                   775,162
                                                                                                             -------------
Total Financial                                                                                                  9,762,658
                                                                                                             -------------
Total Common Stock
(cost $51,651,410)                                                                                              56,328,933
                                                                                                             -------------
          Principal
           Amount
          ---------
SHORT-TERM INVESTMENTS (16.15%)
Repurchase Agreement, (12.01%)(b)
       $  8,103,000  First Boston
                     5.35%; 11/2/98 (cost $8,103,000;
                     maturity value $8,106,613)                                                                  8,103,000
                                                                                                             -------------
United States Treasury Bill (4.14%)(c)
          2,800,000   4.94%; 11/12/98 (cost $2,796,200)                                                          2,796,200
                                                                                                             -------------
Total Short-term Investments
                     (cost $10,899,200)                                                                         10,899,200
                                                                                                             -------------
Total Investments (cost $62,550,610)(a)
                     (99.61%)(a)                                                                                67,228,133

Other Assets Less Liabilities (0.39%)                                                                              264,441
                                                                                                             -------------
Net Assets (100.00%)                                                                                         $  67,492,574
                                                                                                             =============
* Non-income producing security.

(a) Aggregate cost for federal income tax purposes is $62,550,610. At
    October 31, 1998 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:

    Gross unrealized appreciation                                                                            $  11,521,898
    Gross unrealized depreciation                                                                               (6,844,375)
                                                                                                             -------------
    Net unrealized appreciation                                                                              $   4,677,523
                                                                                                             =============

(b) The Repurchase Agreement is collateralized by obligations of the United States government and its agencies with a market value of $8,479,939 which exceeds the value of the repurchase agreement. It is the Fund's policy to always receive, as collateral, securities whose value, including accrued interest, will be at least equal to 102% of the dollar amount to be paid to the Fund under each agreement at its maturity. The value of the securities are monitored daily. If the value falls below 101% of the amount to be paid at maturity, additional collateral is obtained.
    The Fund makes payment for such securities only upon physical delivery or evidence of book entry transferred to the account of its custodian.


(c) At October 31, 1998, the market value of $2,796,200 of the U.S.
    Treasury Bills were pledged to cover margin requirements for futures contracts.

Futures contracts at October 31, 1998:
   (Contracts-$500 times premium/delivery
   month/commitment)
                                                                                                              Unrealized
                                                                                                             Appreciation
                                                                                                             -------------
   S&P 400 MidCap Stock Index:
   65/Dec/Buy                                                                                                $     551,743
                                                                                                             =============
See accompanying notes to financial statements






[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Statement of
Assets and Liabilities
October 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 The Rightime
                                                                                 The Rightime          Social    The Rightime
                                                                 The Rightime       Blue Chip       Awareness          MidCap
                                                                         Fund            Fund            Fund            Fund
                                                                 ------------    ------------    ------------    ------------
ASSETS
Investments in securities, at market value
(Identified cost $106,475,481; $187,761,094;
$13,544,374 and $62,550,610, respectively)
(Note 1)                                                         $109,441,389    $271,076,003     $13,896,544   $  67,228,133
Cash                                                                  495,143          22,454             570           4,751
Receivables:
Dividends and interest                                                202,815         235,319           8,320          62,164
Fund shares sold                                                        6,445          95,934           1,712         127,849
Investment securities sold                                                 --          48,516              --              --
Variation margin                                                      515,702         276,250              --         177,125
Prepaid expenses and other assets                                      38,106          65,026           1,812          18,003
                                                                 ------------    ------------    ------------    ------------
Total assets                                                      110,699,600     271,819,502      13,908,958      67,618,025
                                                                 ------------    ------------    ------------    ------------
LIABILITIES
Payables:
Fund shares repurchased                                                58,388         266,668           1,850          90,339
Accrued expenses                                                       36,708         127,328          17,501          33,509
Other liabilities                                                       5,781           9,723             268           1,603
                                                                 ------------    ------------    ------------    ------------
Total liabilities                                                     100,877         403,719          19,619         125,451
                                                                 ------------    ------------    ------------    ------------
NET ASSETS
(applicable to 3,147,865; 6,622,561; 386,297 and
1,917,678 outstanding shares, respectively)
(Note 4)                                                         $110,598,723    $271,415,783     $13,889,339     $67,492,574
                                                                 ============    ============    ============    ============
Net asset value and redemption price per share                         $35.13          $40.98          $35.96          $35.19
                                                                       ======          ======          ======          ======
Maximum offering price per share                                       $35.13          $43.02(1)       $37.75(1)       $36.94(1)
                                                                       ======          ======          ======          ======
NET ASSETS
At October 31, 1998 net assets consisted of:
Paid-in capital                                                  $ 92,311,095    $157,571,781    $ 10,849,967   $  50,344,861
Undistributed net investment income                                 1,253,954              --         105,343              --
Undistributed net realized gain on investments                     12,687,691      29,390,943       2,581,859      11,918,447
Net unrealized appreciation of investments                          2,965,908      83,314,909         352,170       4,677,523
Net unrealized appreciation
of futures contracts                                                1,380,075       1,138,150              --         551,743
                                                                 ------------    ------------    ------------    ------------
                                                                 $110,598,723    $271,415,783    $ 13,889,339    $ 67,492,574
                                                                 ============    ============    ============    ============

(1) Net asset value, plus 4.99% of net asset value or 4.75% of offering price.





See accompanying notes to financial statements



[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Statement of Operations
For the Year Ended October 31, 1998
-----------------------------------------------------------------------------------------------------------------------------
                                                                                                 The Rightime
                                                                                 The Rightime          Social    The Rightime
                                                                 The Rightime       Blue Chip       Awareness          MidCap
                                                                         Fund            Fund            Fund            Fund
                                                                 ------------    ------------      ----------    ------------
INVESTMENT INCOME
Income
Dividends                                                        $  1,879,134    $  3,694,283    $     87,927    $    752,961
Interest                                                            2,221,887       1,328,675         325,165         441,637
                                                                 ------------    ------------    ------------    ------------
Total income                                                        4,101,021       5,022,958         413,092       1,194,598
                                                                 ------------    ------------    ------------    ------------
EXPENSES
Administrative services (Note 2)                                    1,067,932       2,248,302         111,199         572,704
Investment advisory fees (Note 2)                                     562,069       1,322,530          65,411         336,885
Distribution costs -- 12b-1 (Notes 2 and 3)                           562,069         661,265          32,705         168,443
Distribution costs -- service charge
(Notes 2 and 3)                                                       281,035         661,265          32,705         168,443
Transfer agent fees (Note 2)                                          187,335         400,735          14,814         118,535
Accounting services (Note 2)                                           50,748          78,416          12,808          41,998
Legal and audit fees                                                   39,187          76,506           7,279          22,013
Reports to shareholders                                                17,167          44,977           2,119          10,752
Custody fees                                                           16,165          32,137           4,168          10,621
Registration fees                                                      13,403          13,193          11,455          11,425
Directors fees                                                         13,319          33,463           1,549           8,172
Insurance                                                              11,102          30,087           1,435           7,224
Miscellaneous                                                          25,039          84,302           9,785          28,861
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                      2,846,570       5,687,178         307,432       1,506,076
                                                                 ------------    ------------    ------------    ------------
Net investment income (loss)                                        1,254,451        (664,220)        105,660        (311,478)
                                                                 ------------    ------------    ------------    ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions                       17,891,366      30,148,296       2,481,462         664,389
Capital gain distribution from
regulated investment companies                                      5,710,686              --              --              --
Net realized gain on futures contracts                              5,425,895      16,903,481          90,134      11,484,174
Increase (decrease) in unrealized appreciation of
investments                                                       (12,107,474)     15,026,031         381,479       2,427,100
Increase in unrealized appreciation
of futures contracts                                                1,876,325       1,573,750           9,925         646,993
                                                                 ------------    ------------    ------------    ------------
Net gain on investments                                            18,796,798      63,651,558       2,963,000      15,222,656
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations                                        $ 20,051,249    $ 62,987,338    $  3,068,660    $ 14,911,178
                                                                 ============    ============    ============    ============





See accompanying notes to financial statements




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Statement of
Changes in Net Assets
-----------------------------------------------------------------------------------------------------------------------------
                                                                      The Rightime Fund         The Rightime Blue Chip Fund
                                                               ------------------------------  ------------------------------
                                                               For Year Ended  For Year Ended  For Year Ended  For Year Ended
                                                                   October 31,     October 31,     October 31,     October 31,
                                                                         1998            1997            1998            1997
                                                                 ------------    ------------    ------------    ------------
OPERATIONS
Net investment income (loss)                                     $  1,254,451    $  1,797,380    $   (664,220)   $    129,471
Net realized gain (loss)
from security transactions                                         17,891,366      (3,854,154)     30,148,296      42,321,971
Capital gain distributions
from regulated investment companies                                 5,710,686       7,369,199              --              --
Net realized gain (loss) on futures contracts                       5,425,895     (20,966,302)     16,903,481     (67,116,929)
Net increase (decrease) in unrealized appreciation
of investments                                                    (12,107,474)     11,322,305      15,026,031      26,089,829
Net increase in unrealized appreciation
of futures contracts                                                1,876,325         614,750       1,573,750       6,698,525
                                                                 ------------    ------------    ------------    ------------
Net increase (decrease) in net assets
resulting from operations                                          20,051,249      (3,716,822)     62,987,338       8,122,867
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                                             --      (4,673,075)             --        (640,796)
Distributions from net investment income                           (1,587,062)     (2,141,411)       (132,463)     (3,389,952)
CAPITAL SHARE TRANSACTIONS
Decrease in net assets resulting from
capital share transactions (Note 4)                               (33,867,271)    (29,957,165)    (45,826,046)    (27,344,248)
                                                                 ------------    ------------    ------------    ------------
Total increase (decrease)                                         (15,403,084)    (40,488,473)     17,028,829     (23,252,129)
NET ASSETS
Beginning of year                                                 126,001,807     166,490,280     254,386,954     277,639,083
                                                                 ------------    ------------    ------------    ------------
End of year *                                                    $110,598,723    $126,001,807    $271,415,783    $254,386,954
                                                                 ============    ============    ============    ============
* Including undistributed
  net investment income of:                                      $  1,253,954    $  1,586,565    $         --    $    130,214
                                                                 ============    ============    ============    ============





See accompanying notes to financial statements



                                                                                 The Rightime
                                                                        Social Awareness Fund        The Rightime MidCap Fund
                                                               ------------------------------  ------------------------------
                                                               For Year Ended  For Year Ended  For Year Ended  For Year Ended
                                                                   October 31,     October 31,     October 31,     October 31,
                                                                         1998            1997            1998            1997
                                                                 ------------    ------------    ------------    ------------
OPERATIONS
Net investment income (loss)                                     $    105,660    $     58,398    $   (311,478)   $    645,123
Net realized gain from security transactions                        2,481,462         371,641         664,389       1,365,900
Net realized gain on futures contracts                                 90,134          32,260      11,484,174         225,405
Net increase (decrease) in unrealized appreciation
of investments                                                        381,479         (29,309)      2,427,100       2,250,423
Net increase (decrease) in unrealized appreciation
of futures contracts                                                    9,925          (9,925)        646,993         (95,250)
                                                                 ------------    ------------    ------------    ------------
Net increase in net assets
resulting from operations                                           3,068,660         423,065      14,911,178       4,391,601
DISTRIBUTIONS TO SHAREHOLDERS
Distributions from net realized gains
on investments                                                       (394,194)       (296,922)     (1,494,460)     (2,647,618)
Distributions from net investment income                              (57,366)       (124,793)       (537,779)     (1,467,850)
CAPITAL SHARE TRANSACTIONS
Increase (decrease) in net assets resulting from
capital share transactions (Note 4)                                  (195,549)      2,772,190     (14,681,561)    (11,284,897)
                                                                 ------------    ------------    ------------    ------------
Total increase (decrease)                                           2,421,551       2,773,540      (1,802,622)    (11,008,764)
NET ASSETS
Beginning of year                                                  11,467,788       8,694,248      69,295,196      80,303,960
                                                                 ------------    ------------    ------------    ------------
End of year *                                                    $ 13,889,339    $ 11,467,788    $ 67,492,574    $ 69,295,196
                                                                 ============    ============    ============    ============
* Including undistributed
  net investment income of:                                      $    105,343    $     57,049    $         --    $    511,954
                                                                 ============    ============    ============    ============

See accompanying notes to financial statements


[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Financial
Highlights
(For a Share Outstanding Throughout Each Year)

October 31, 1998

                                                                                    Net
                                                                               Realized
                                                    Net                             and
                                                  Asset             Net      Unrealized
                                                  Value      Investment            Gain           Total
                                              Beginning          Income       (Loss) on            From
                                                of Year           (Loss)    Investments      Operations
-------------------------------------------------------------------------------------------------------
The Rightime Fund
1998                                             $29.95          $ 0.43           $5.16           $5.59
1997                                              32.09            0.43           (1.24)          (0.81)
1996                                              37.55            1.14            2.11            3.25
1995                                              35.50           (0.10)           7.21            7.11
1994                                              37.42            0.29           (0.49)          (0.20)
-------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998                                             $32.27          $(0.10)          $8.83           $8.73
1997                                              31.88            0.03            0.83            0.86
1996                                              32.84            0.40            3.52            3.92
1995                                              33.08            0.35            5.66            6.01
1994                                              33.14            0.39           (0.04)           0.35
-------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998                                             $29.31          $ 0.27           $7.55           $7.82
1997                                              29.09            0.17            1.52            1.69
1996                                              32.37            0.41            3.88            4.29
1995                                              26.84            0.08            5.91            5.99
1994                                              29.07            0.33           (0.72)          (0.39)
-------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1998                                             $29.12          $(0.16)          $7.13           $6.97
1997                                              29.02            0.27            1.33            1.60
1996                                              32.95            0.49            2.56            3.05
1995                                              28.44            0.26            5.25            5.51
1994                                              31.07            0.32           (0.78)          (0.46)
(1) Excludes sales charge


                                          Distributions   Distributions                             Net
                                                   from            from                           Asset
                                                    Net        Realized                           Value
                                             Investment         Capital           Total             End           Total
                                                 Income           Gains   Distributions         of Year       Return (1)
-----------------------------------------------------------------------------------------------------------------------
The Rightime Fund
1998                                             $(0.41)         $   --          $(0.41)         $35.13           18.86%
1997                                              (0.42)          (0.91)          (1.33)          29.95           (2.77)
1996                                              (0.77)          (7.94)          (8.71)          32.09            8.96
1995                                              (0.30)          (4.76)          (5.06)          37.55           23.38
1994                                                 --           (1.72)          (1.72)          35.50           (0.48)
-----------------------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998                                             $(0.02)         $   --          $(0.02)         $40.98           27.06%
1997                                              (0.40)          (0.07)          (0.47)          32.27            2.63
1996                                              (0.28)          (4.60)          (4.88)          31.88           12.26
1995                                              (0.46)          (5.79)          (6.25)          32.84           22.31
1994                                              (0.23)          (0.18)          (0.41)          33.08            1.06
-----------------------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998                                             $(0.15)         $(1.02)         $(1.17)         $35.96           27.37%
1997                                              (0.43)          (1.04)          (1.47)          29.31            5.77
1996                                                 --           (7.57)          (7.57)          29.09           13.62
1995                                              (0.46)             --           (0.46)          32.37           22.70
1994                                                 --           (1.84)          (1.84)          26.84           (1.27)
-----------------------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1998                                             $(0.24)         $(0.66)         $(0.90)         $35.19           24.53%
1997                                              (0.54)          (0.96)          (1.50)          29.12            5.55
1996                                              (0.14)          (6.84)          (6.98)          29.02            9.65
1995                                              (0.45)          (0.55)          (1.00)          32.95           20.07
1994                                                 --           (2.17)          (2.17)          28.44           (1.38)
(1) Excludes sales charge




See accompanying notes to financial statements




                                                                         RATIOS
                                          -------------------------------------------------------------
                                                                                    Net
                                                                             Investment
                                             Net Assets         Expenses   Income (Loss)
                                                 At The       to Average     To Average       Portfolio
                                            End of Year       Net Assets     Net Assets        Turnover
-------------------------------------------------------------------------------------------------------
The Rightime Fund
1998                                       $110,598,723            2.53%           1.12%         117.73%
1997                                        126,001,807            2.45            1.16           62.01
1996                                        166,490,280            2.45            3.11           15.40
1995                                        158,966,039            2.47           (0.27)           9.45
1994                                        149,207,566            2.51            0.78           11.50
-------------------------------------------------------------------------------------------------------
The Rightime Blue Chip Fund
1998                                       $271,415,783            2.15%          (0.25)%          7.97%
1997                                        254,386,954            2.09            0.05           39.27
1996                                        277,639,083            2.08            1.25            1.30
1995                                        249,619,271            2.17            1.13           17.52
1994                                        221,681,939            2.22            1.16            0.98
-------------------------------------------------------------------------------------------------------
The Rightime Social Awareness Fund
1998                                        $13,889,339            2.35%           0.81%         142.15%
1997                                         11,467,788            2.35            0.55          107.98
1996                                          8,694,248            2.42            1.51           46.57
1995                                          7,378,063            2.75            0.32           36.49
1994                                          7,221,772            2.56            1.04           54.85
-------------------------------------------------------------------------------------------------------
The Rightime MidCap Fund
1998                                        $67,492,574            2.25%          (0.46)%          0.00%
1997                                         69,295,196            2.15            0.82          107.08
1996                                         80,303,960            2.19            1.72            3.59
1995                                         75,086,295            2.19            0.84           24.67
1994                                         65,252,084            2.28            1.14            0.75

See accompanying notes to financial statements




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

October 31, 1998


Notes to Financial Statements

NOTE 1 - SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES
The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund, and The Rightime MidCap Fund (the "Funds") are each a series of shares of common stock of The Rightime Fund Inc., which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The company was incorporated in the state of Maryland on November 15, 1984.

The investment objective of The Rightime Fund, The Rightime Blue Chip Fund and The Rightime Midcap Fund is to achieve high total return consistent with reasonable risk. The Rightime Fund seeks to achieve this objective by concentrating in shares of registered investment companies. The Rightime Blue Chip Fund seeks to achieve this objective by investing in securities of well-known and established companies ("Blue Chips"). The Rightime Midcap Fund seeks to achieve this objective by investing in securities of companies with medium-size market capitalization ("MidCaps").

The investment objective of the Rightime Social Awareness Fund is to achieve growth of capital and its second objective is current income, consistent with reasonable risk. The Rightime Social Awareness Fund seeks to achieve its objective by investing in securities of companies with prospect for above average capital growth which, in the opinion of the fund's advisor, show evidence in the conduct of their business, relative to other companies in the same industry, of contributing to the enhancement of the quality of human life.

The following is a summary of significant accounting policies followed by the Funds.

SECURITY VALUATION
The Funds' investments in securities are carried at market value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price. Other securities are valued at the most recent bid price. Investments in regulated investment companies are valued at the net asset value per share as quoted by the National Association of Securities Dealers on the last business day of the fiscal period. Investments in money market funds are valued at cost which approximates market value. Short-term investments are valued at amortized cost which approximates market value.

FUTURES CONTRACTS
Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash, and/or by securing a standby letter of credit from a major commercial bank, as collateral, for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract.

The Funds may purchase or sell stock index future contracts as a hedge against changes in market conditions. Risk includes the possibility of an illiquid market and that a change in the value of the contract may not correlate with changes in the securities being hedged.

FEDERAL INCOME TAXES
No provision has been made for federal income taxes since it is the policy of the Fund to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

SECURITY TRANSACTIONS, INVESTMENT
INCOME AND OTHER
Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses, wash sales and futures transactions.

USE OF ESTIMATES IN FINANCIAL STATEMENTS
In preparing financial statements in conformity with generally accepted accounting principals, management makes estimates and assumptions that effect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the period. Actual results may differ from the estimates.

NOTE 2 - INVESTMENT ADVISORY FEE AND
OTHER TRANSACTIONS WITH AFFILIATES
The Investment Advisor, Rightime Econometrics, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets. In the event the expenses of the Fund for any fiscal year (including the advisory and administrative fees, but excluding interest, taxes, brokerage commissions, distribution fees, litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Funds' business) exceed the limits set by applicable regulation of state securities commissions, if any, the compensation due to the Advisor will be reduced by the amount of such excess.

The Funds' Administrator, Rightime Administrators, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for providing office facilities and certain administrative services.

The Funds' Distributor, Lincoln Investment Planning, Inc., is paid a monthly fee based on an annual rate (summarized below) of the Funds' average daily net assets for costs incurred in connection with the sale of the Funds' capital stock (see Note 3).

A summary of annual fee rates applied to average daily net assets are as follows:

                           Advisory  Administration    Distribution
                                Fee             Fee           Costs
                     --------------  --------------  --------------
The Rightime Fund              .50%            .95%            .75%
The Rightime
Blue Chip Fund                 .50%            .85%            .50%
The Rightime
Social Awareness Fund          .50%            .85%            .50%
The Rightime
MidCap Fund                    .50%            .85%            .50%

During the year ended October 31, 1998, the Distributor received commissions as an underwriter and a retail dealer of Fund shares as follows:

The Rightime Blue Chip Fund                    $486,818
The Rightime Social Awareness Fund             $ 37,391
The Rightime MidCap Fund                       $103,963

Lincoln Investment Planning, Inc., also provides the Funds with transfer agent and accounting and recordkeeping services. Aggregate transfer agent and accounting services fees received by Lincoln Investment Planning, Inc. were $694,874 and $178,766, respectively. During the year ended October 31, 1998, Lincoln Investment Planning, Inc. waived fees of $8,745 and $11,672, respectively, for transfer agent and accounting services provided to the Rightime Social Awareness Fund.

Certain officers and directors of the company are also officers and/or directors of the Advisor, Administrator, Transfer Agent and/or
Distributor.

NOTE 3 - DISTRIBUTION COSTS
The Fund's Board of Directors, including a majority of the Directors who are not interested persons of the Funds as defined in the Investment Company Act of 1940, have adopted a distribution plan pursuant to Rule 12b-1 of the Act. The Plan regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares.

The Plan provides that the Funds may incur certain costs which may not exceed the rates detailed above per annum of the Funds' average daily net assets for payments to the Distributor for items such as advertising expenses, selling expenses, commissions or travel reasonably intended to result in sales of shares of the Funds and for commissions for Fund shares sold by representatives of the Distributor or other broker-dealers. The distribution costs include a service charge based on an annual rate of
 .25% of the Funds' average daily net assets.

NOTE 4 - CAPITAL SHARES
The Rightime Fund, Inc. has 500,000,000 shares of $.01 par value stock authorized which may be allocated to any series. Currently 50,000,000 shares have been allocated to the Rightime Fund and 20,000,000 shares to each of the other three Funds. Transactions in capital stock were as follows:


                                                            The Rightime Fund
                                        ----------------------------------------------------------
                                                   1998                            1997
                                        --------------------------     ---------------------------
                                            Shares           Value          Shares           Value
                                        ----------    ------------      ----------    ------------
Shares sold                                280,002    $  9,304,396         501,144    $ 15,711,129
Shares issued in reinvestment
of distributions                            50,697       1,542,726         213,105       6,783,154
                                        ----------    ------------      ----------    ------------
                                           330,699      10,847,122         714,249      22,494,283
Shares redeemed                         (1,390,058)    (44,714,393)     (1,695,912)    (52,451,448)
                                        ----------    ------------      ----------    ------------
Net decrease                            (1,059,359)   $(33,867,271)       (981,663)   $(29,957,165)
                                        ==========    ============      ==========    ============

                                                      The Rightime Blue Chip Fund
                                        ----------------------------------------------------------
                                                   1998                            1997
                                        --------------------------     ---------------------------
                                            Shares           Value          Shares           Value
                                        ----------    ------------      ----------    ------------
Shares sold                                675,121    $ 25,441,729         988,116    $ 33,214,473
Shares issued in reinvestment
of distributions                             3,822         130,930         119,492       4,003,675
                                        ----------    ------------      ----------    ------------
                                           678,943      25,572,659       1,107,608      37,218,148
Shares redeemed                         (1,939,495)    (71,398,705)     (1,932,293)    (64,562,396)
                                        ----------    ------------      ----------    ------------
Net decrease                            (1,260,552)   $(45,826,046)       (824,685)   $(27,344,248)
                                        ==========    ============      ==========    ============

                                                   The Rightime Social Awareness Fund
                                        ----------------------------------------------------------
                                                   1998                            1997
                                        --------------------------     ---------------------------
                                            Shares           Value          Shares           Value
                                        ----------    ------------      ----------    ------------
Shares sold                                 54,325    $  1,789,588         162,214    $  4,900,176
Shares issued in reinvestment
of distributions                            13,629         415,697          13,915         411,036
                                        ----------    ------------      ----------    ------------
                                            67,954       2,205,285         176,129       5,311,212
Shares redeemed                            (72,851)     (2,400,834)        (83,817)     (2,539,022)
                                        ----------    ------------      ----------    ------------
Net increase (decrease)                     (4,897)   $   (195,549)         92,312    $  2,772,190
                                        ==========    ============      ==========    ============

                                                         The Rightime MidCap Fund
                                        ----------------------------------------------------------
                                                   1998                            1997
                                        --------------------------     ---------------------------
                                            Shares           Value          Shares           Value
                                        ----------    ------------      ----------    ------------
Shares sold                                140,278    $  4,394,868         248,536    $  7,262,137
Shares issued in reinvestment
of distributions                            68,685       2,020,018         141,518       4,094,113
                                        ----------    ------------      ----------    ------------
                                           208,963       6,414,886         390,054      11,356,250
Shares redeemed                           (670,773)    (21,096,447)       (777,511)    (22,641,147)
                                        ----------    ------------      ----------    ------------
Net increase (decrease)                   (461,810)   $(14,681,561)       (387,457)   $(11,284,897)
                                        ==========    ============      ==========    ============





NOTE 5 - PURCHASES AND SALES OF SECURITIES
Purchases and sales of securities other than short-term investments during the year ended October 31, 1998 were as follows:

                                        Purchases           Sales
                                   --------------  --------------
The Rightime Fund                      $85,349,282    $125,919,626
The Rightime Blue Chip Fund            $18,911,154    $ 61,696,467
The Rightime Social
Awareness Fund                         $17,348,053    $ 17,391,392
The Rightime MidCap Fund               $         0    $ 12,148,721




THIS PAGE INTENTIONALLY LEFT BLANK


[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Report of Independent
Certified Public Accountants

To the Shareholders
and Board of Directors
of The Rightime Fund, Inc.

We have audited the accompanying statement of assets and liabilities of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund, each a series of shares of common stock of The Rightime Fund, Inc., including the portfolios of investments, as of October 31, 1998 and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Rightime Fund, The Rightime Blue Chip Fund, The Rightime Social Awareness Fund and The Rightime MidCap Fund as of October 31, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.

TAIT, WELLER & BAKER
Philadelphia, Pennsylvania
November 19, 1998



[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

October 31, 1998

The Rightime Fund
Performance Comparison

The fiscal year ending October 31, 1998 was the fourth straight year of above average returns for large-cap equity investors. Although there have been turbulent months, large-cap investors have been rewarded for their perseverance. Small-cap investors tended to lose money, as did investors in natural resources and many other commodities. For the second straight year, volatility in foreign countries roiled the market with a magnitude unseen since 1990. However, as October ended, the market reacted to interest rate cuts and began a spirited rally which has lasted through the beginning of December.

The Rightime Fund navigated the treacherous markets of 1998 with much success. We were fully invested through the beginning of May. We became more conservative during the summer months. After the end of the summer sell-off, the econometric Rightime Market Model RTMM(r) turned positive and we became more aggressively invested in the market. In this way we limited our losses in the turbulent summer months and participated in the rally during late October.

We have entered the next fiscal year with a bullish bias towards equities. However, the global market place remains troubled and the confidence that investors have shown over the last eighteen months has proven fleeting at times. That being stated, the domestic economy remains in solid shape. Employment remains robust and the decreasing interest rate environment has been favorably received. Earnings are what drive stock prices and companies that are perceived to have dependable earnings have been richly rewarded. However, 1999 may be the year that many companies miss earnings expectations. We will continue to invest with the discipline that the RTMM(r) establishes.

Performance Comparison
The "Performance Comparison" chart assesses the Rightime Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            Sept. 17, 1985
------------        ------------        ------------        ---------------
18.86%              9.10%               9.47%               10.88%
---------------------------------------------------------------------------




Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Fund
Lipper Growth Fund Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Fund, Lipper Growth Fund Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.



[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

October 31, 1998

The Rightime Blue Chip Fund
Performance Comparison

The fiscal year ending October 31, 1998 was the fourth straight year of above average returns for large-cap equity investors. Although there have been turbulent months, large-cap investors have been rewarded for their perseverance. Small-cap investors tended to lose money, as did investors in natural resources and many other commodities. For the second straight year, volatility in foreign countries roiled the market with a magnitude unseen since 1990. However, as October ended, the market reacted to interest rate cuts and began a spirited rally which has lasted through the beginning of December.

The Rightime Blue Chip Fund navigated the treacherous markets of 1998 with much success. We were fully invested through the beginning of May. We became more conservative during the summer months. After the end of the summer sell-off, the econometric Rightime Market Model RTMM(r) turned positive and we became more aggressively invested in the market. In this way we limited our losses in the turbulent summer months and participated in the rally during late October.

We have entered the next fiscal year with a bullish bias towards equities. However, the global market place remains troubled and the confidence that investors have shown over the last eighteen months has proven fleeting at times. That being stated, the domestic economy remains in solid shape. Employment remains robust and the decreasing interest rate environment has been favorably received. Earnings are what drive stock prices and companies that are perceived to have dependable earnings have been richly rewarded. However, 1999 may be the year that many companies miss earnings expectations. We will continue to invest with the discipline that the RTMM(r) establishes.

Performance Comparison
The "Performance Comparison" chart assesses the Rightime Blue Chip Fund's performance against the S&P 500 Index, an unmanaged index of common stock prices. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Rightime Blue Chip Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the S&P 500 Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


---------------------------------------------------------------------------
Average Annual Total Return
---------------------------------------------------------------------------
                                                            Since Inception
1 Year              5 Years             10 Years            July 22, 1987
------------        ------------        ------------        ---------------
21.02%              11.50%              10.72%              10.15%
---------------------------------------------------------------------------




Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Blue Chip Fund
S&P 500 Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, S&P 500 Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Blue Chip Fund
Balanced Reference Index (50% S&P 500/50% Money Market)
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Blue Chip Fund, Balanced Reference Index (50% S&P/50% Money Market), and Money Market Fund Index.




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

October 31, 1998
The Rightime
Social Awareness Fund
Performance Comparison

The fiscal year ending October 31, 1998 was the fourth straight year of above average returns for large-cap equity investors. Although there have been turbulent months, large-cap investors have been rewarded for their perseverance. Small-cap investors tended to lose money, as did investors in natural resources and many other commodities. For the second straight year, volatility in foreign countries roiled the market with a magnitude unseen since 1990. However, as October ended, the market reacted to interest rate cuts and began a spirited rally which has lasted through the beginning of December.

The Rightime Social Awareness Fund navigated the treacherous markets of 1998 with much success. We were fully invested through the beginning of May. We became more conservative during the summer months. After the end of the summer sell-off, the econometric Rightime Market Model RTMM(r) turned positive and we became more aggressively invested in the market. In this way we limited our losses in the turbulent summer months and participated in the rally during late October.

We have entered the next fiscal year with a bullish bias towards equities. However, the global market place remains troubled and the confidence that investors have shown over the last eighteen months has proven fleeting at times. That being stated, the domestic economy remains in solid shape. Employment remains robust and the decreasing interest rate environment has been favorably received. Earnings are what drive stock prices and companies that are perceived to have dependable earnings have been richly rewarded. However, 1999 may be the year that many companies miss earnings expectations. We will continue to invest with the discipline that the RTMM(r) establishes.

Performance Comparison
The "Performance Comparison" chart assesses the Rightime Social Awareness Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The Social Awareness Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                        Since Inception
1 Year              5 Years             March 1, 1990
------------        ------------        ---------------
21.33%              12.05%              9.99%
-------------------------------------------------------




Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Social Awareness Fund
Lipper Growth Fund Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime Social Awareness Fund, Lipper Growth Fund Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime Social Awareness Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime Social Awareness Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

October 31, 1998

The Rightime MidCap Fund
Performance Comparison

The fiscal year ending October 31, 1998 was the fourth straight year of above average returns for large-cap equity investors. Although there have been turbulent months, large-cap investors have been rewarded for their perseverance. Small-cap investors tended to lose money, as did investors in natural resources and many other commodities. For the second straight year, volatility in foreign countries roiled the market with a magnitude unseen since 1990. However, as October ended, the market reacted to interest rate cuts and began a spirited rally which has lasted through the beginning of December.

The Rightime MidCap Fund navigated the treacherous markets of 1998 with much success. We were fully invested through the beginning of May. We became more conservative during the summer months. After the end of the summer sell-off, the econometric Rightime Market Model RTMM(r) turned positive and we became more aggressively invested in the market. In this way we limited our losses in the turbulent summer months and participated in the rally during late October.

We have entered the next fiscal year with a bullish bias towards equities. However, the global market place remains troubled and the confidence that investors have shown over the last eighteen months has proven fleeting at times. That being stated, the domestic economy remains in solid shape. Employment remains robust and the decreasing interest rate environment has been favorably received. Earnings are what drive stock prices and companies that are perceived to have dependable earnings have been richly rewarded. However, 1999 may be the year that many companies miss earnings expectations. We will continue to invest with the discipline that the RTMM(r) establishes.

Performance Comparison
The "Performance Comparison" chart assesses the Rightime MidCap Fund's performance against the Lipper Growth Fund Index, a broad based index. The "Risk Adjusted Performance Comparison" more closely reflects the fund's performance as compared to a consistent risk level.

The MidCap Fund utilizes a modeled approach to investing which attempts to minimize risk by moving assets to money market equivalent investments during periods in which the market appears to be overvalued. This approach, over full market cycles, tends to invest in low risk, or money market-like securities approximately half of the time. In order to provide an equivalent risk level this comparison assumes that assets are invested half in the Lipper Growth Fund Index and half in a money market fund index. This balanced index approaches the risk level of each fund that has been in existence for at least one full market cycle and therefore provides a more meaningful performance comparison.

The performance shown represents past performance and is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions, and the principal value of shares, when redeemed, may be more or less than the original cost.

Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and reflecting the 4.75% sales charge.


-------------------------------------------------------
Average Annual Total Return
-------------------------------------------------------
                                        Since Inception
1 Year              5 Years             Nov. 11, 1991
------------        ------------        ---------------
18.63%              10.20%              11.06%
-------------------------------------------------------




Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime MidCap Fund
Lipper Growth Fund Index
Money Market Fund Index

Comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Lipper Growth Fund Index and Money Market Fund Index.


Risk-adjusted Performance Comparison

[GRAPHIC OMITTED: WORM CHART]

Rightime MidCap Fund
Balanced Reference Index (50% Lipper/50% Money Market)
Money Market Fund Index

Risk-adjusted comparison of change in value of $10,000 investment in the Rightime MidCap Fund, Balanced Reference Index (50% Lipper/50% Money Market), and Money Market Fund Index.




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS


Officers and Directors
of The Rightime Fund, Inc.

Name                                                         Principal Occupation
and Address                 Position and Office              during the past five years
--------------------------  -------------------------------  -------------------------------------------
David J. Rights*            Chairman of the Board,           President of Rightime Econometrics, Inc., a
1095 Rydal Road             President, and                   registered investment advisor. Consultant
Rydal, PA 19046             Treasurer                        to and registered representative of Lincoln
                                                             Investment Planning, Inc., a registered
                                                             investment advisor and broker dealer.

Edward S. Forst Sr.*        Director, Vice-President         Chairman of the Board,
The Forst Pavilion          and Secretary                    Lincoln Investment Planning
218 Glenside Avenue                                          Inc., a registered investment advisor
Wyncote, PA 19095                                            and broker dealer.

Francis X. Barrett          Director                         Vice Chairman of the Board and Member of the
Belleair, FL 33456                                           Finance, Investment and Executive Committee,
                                                             Sacred Heart Hospital, Formerly, Executive
                                                             Director, National Catholic Education
                                                             Association, Pastor Emertis, Church of Holy
                                                             Guardian Angels, Reading, PA.

Dr. Winifred L. Tillery     Director                         Education Consultant, Former Superintendent of
Mt. Laurel, NJ 08054                                         Schools, Camden County, New Jersey.

Dr. Carol A. Wacker         Director                         Former Assistant Superintendent for Senior
Encinitas, CA 92024                                          High Schools, the Philadelphia School
                                                             District.

----------------------------------
* "Interested" director as defined
in the Investment Company Act
of 1940 (the "1940 ACT").



The Rightime Family of Funds
218 Glenside Ave.
Wyncote, PA 19095-1594

Client Services Department
800-866-9393

Administrator
Rightime Administrators Inc.
218 Glenside Ave.
Wyncote, PA 19095-1594

Investment Advisor
Rightime Econometrics Inc.
1095 Rydal Road
Rydal, PA 19046

Distributor
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Custodian
First Union National Bank
530 Walnut Street
Philadelphia, PA 19106

Transfer Agent
Lincoln Investment Planning, Inc.
218 Glenside Ave.
Wyncote, PA 19095-1595

Legal Counsel
Stradley, Ronon, Stevens & Young
2600 One Commerce Square
Philadelphia, PA 19103

Auditors
Tait, Weller & Baker
Eight Penn Center, Suite 800
Philadelphia, PA 19103



Printed on recycled paper




[RIGHTIME LOGO]

RIGHTIME
FAMILY OF FUNDS

218 Glenside Ave.
Wyncote, PA 19095-1594


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